UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)

Eventide Balanced Fund

Class A (ETAMX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$378,669,628
Number of Portfolio Holdings	159
Portfolio Turnover	18%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.5%
Nasdaq, Inc.	2.1%
nVent Electric PLC	1.8%
Entergy Corporation	1.8%
STERIS plc	1.7%
EastGroup Properties, Inc.	1.6%
KLA Corporation	1.6%
Prologis, Inc.	1.6%
Rollins, Inc.	1.6%
Targa Resources Corporation	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	51.9%
Corporate Bonds	22.9%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	19.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETAMX

TSR-SAR 123125-ETAMX

Eventide Balanced Fund

Class C (ETCMX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$378,669,628
Number of Portfolio Holdings	159
Portfolio Turnover	18%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.5%
Nasdaq, Inc.	2.1%
nVent Electric PLC	1.8%
Entergy Corporation	1.8%
STERIS plc	1.7%
EastGroup Properties, Inc.	1.6%
KLA Corporation	1.6%
Prologis, Inc.	1.6%
Rollins, Inc.	1.6%
Targa Resources Corporation	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	51.9%
Corporate Bonds	22.9%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	19.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETCMX

TSR-SAR 123125-ETCMX

Eventide Balanced Fund

Class I (ETIMX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$378,669,628
Number of Portfolio Holdings	159
Portfolio Turnover	18%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.5%
Nasdaq, Inc.	2.1%
nVent Electric PLC	1.8%
Entergy Corporation	1.8%
STERIS plc	1.7%
EastGroup Properties, Inc.	1.6%
KLA Corporation	1.6%
Prologis, Inc.	1.6%
Rollins, Inc.	1.6%
Targa Resources Corporation	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	51.9%
Corporate Bonds	22.9%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	19.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETIMX

TSR-SAR 123125-ETIMX

Eventide Balanced Fund

Class N (ETNMX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$378,669,628
Number of Portfolio Holdings	159
Portfolio Turnover	18%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.5%
Nasdaq, Inc.	2.1%
nVent Electric PLC	1.8%
Entergy Corporation	1.8%
STERIS plc	1.7%
EastGroup Properties, Inc.	1.6%
KLA Corporation	1.6%
Prologis, Inc.	1.6%
Rollins, Inc.	1.6%
Targa Resources Corporation	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.2%
Collateralized Mortgage Obligations	0.5%
Common Stocks	51.9%
Corporate Bonds	22.9%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	19.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETNMX

TSR-SAR 123125-ETNMX

Eventide Core Bond Fund

Class A (ETARX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$161,282,948
Number of Portfolio Holdings	98
Portfolio Turnover	14%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Freddie Mac Pool, 4.000%, due 08/1/52	1.6%
Freddie Mac Pool, 3.000%, due 04/1/52	1.6%
Fannie Mae Pool, 3.500%, due 06/1/52	1.6%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.5%
Fannie Mae Pool, 4.500%, due 11/1/52	1.5%
American Express Company, 4.918%, due 07/20/33	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.4%
Corporate Bonds	49.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	40.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETARX

TSR-SAR 123125-ETARX

Eventide Core Bond Fund

Class C (ETCRX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$161,282,948
Number of Portfolio Holdings	98
Portfolio Turnover	14%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Freddie Mac Pool, 4.000%, due 08/1/52	1.6%
Freddie Mac Pool, 3.000%, due 04/1/52	1.6%
Fannie Mae Pool, 3.500%, due 06/1/52	1.6%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.5%
Fannie Mae Pool, 4.500%, due 11/1/52	1.5%
American Express Company, 4.918%, due 07/20/33	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.4%
Corporate Bonds	49.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	40.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETCRX

TSR-SAR 123125-ETCRX

Eventide Core Bond Fund

Class I (ETIRX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$161,282,948
Number of Portfolio Holdings	98
Portfolio Turnover	14%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Freddie Mac Pool, 4.000%, due 08/1/52	1.6%
Freddie Mac Pool, 3.000%, due 04/1/52	1.6%
Fannie Mae Pool, 3.500%, due 06/1/52	1.6%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.5%
Fannie Mae Pool, 4.500%, due 11/1/52	1.5%
American Express Company, 4.918%, due 07/20/33	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.4%
Corporate Bonds	49.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	40.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETIRX

TSR-SAR 123125-ETIRX

Eventide Core Bond Fund

Class N (ETNRX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$161,282,948
Number of Portfolio Holdings	98
Portfolio Turnover	14%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.8%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.7%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.7%
Freddie Mac Pool, 4.000%, due 08/1/52	1.6%
Freddie Mac Pool, 3.000%, due 04/1/52	1.6%
Fannie Mae Pool, 3.500%, due 06/1/52	1.6%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.5%
Fannie Mae Pool, 4.500%, due 11/1/52	1.5%
American Express Company, 4.918%, due 07/20/33	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.4%
Corporate Bonds	49.9%
Municipal Bonds	7.7%
U.S. Government & Agencies	40.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETNRX

TSR-SAR 123125-ETNRX

Eventide Dividend Growth Fund

Class A (ETADX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$1,151,739,963
Number of Portfolio Holdings	54
Portfolio Turnover	22%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	4.8%
Nasdaq, Inc.	4.1%
Entergy Corporation	3.5%
nVent Electric PLC	3.5%
STERIS plc	3.2%
KLA Corporation	3.2%
Targa Resources Corporation	3.0%
Rollins, Inc.	3.0%
Prologis, Inc.	2.9%
EastGroup Properties, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETADX

TSR-SAR 123125-ETADX

Eventide Dividend Growth Fund

Class C (ETCDX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$1,151,739,963
Number of Portfolio Holdings	54
Portfolio Turnover	22%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	4.8%
Nasdaq, Inc.	4.1%
Entergy Corporation	3.5%
nVent Electric PLC	3.5%
STERIS plc	3.2%
KLA Corporation	3.2%
Targa Resources Corporation	3.0%
Rollins, Inc.	3.0%
Prologis, Inc.	2.9%
EastGroup Properties, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETCDX

TSR-SAR 123125-ETCDX

Eventide Dividend Growth Fund

Class I (ETIDX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$1,151,739,963
Number of Portfolio Holdings	54
Portfolio Turnover	22%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	4.8%
Nasdaq, Inc.	4.1%
Entergy Corporation	3.5%
nVent Electric PLC	3.5%
STERIS plc	3.2%
KLA Corporation	3.2%
Targa Resources Corporation	3.0%
Rollins, Inc.	3.0%
Prologis, Inc.	2.9%
EastGroup Properties, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETIDX

TSR-SAR 123125-ETIDX

Eventide Dividend Growth Fund

Class N (ETNDX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$57	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$1,151,739,963
Number of Portfolio Holdings	54
Portfolio Turnover	22%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	4.8%
Nasdaq, Inc.	4.1%
Entergy Corporation	3.5%
nVent Electric PLC	3.5%
STERIS plc	3.2%
KLA Corporation	3.2%
Targa Resources Corporation	3.0%
Rollins, Inc.	3.0%
Prologis, Inc.	2.9%
EastGroup Properties, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETNDX

TSR-SAR 123125-ETNDX

Eventide Exponential Technologies Fund

Class A (ETAEX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$90,797,991
Number of Portfolio Holdings	54
Portfolio Turnover	64%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	4.9%
Beta Bionics, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.2%
Guardant Health, Inc.	4.1%
Intuit, Inc.	4.0%
Toast, Inc. - Class A	3.9%
ServiceTitan, Inc. - Class A	3.3%
Axon Enterprise, Inc.	3.3%
HubSpot, Inc.	3.2%
Arista Networks, Inc.	3.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Corporate Bonds	0.8%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETAEX

TSR-SAR 123125-ETAEX

Eventide Exponential Technologies Fund

Class C (ETCEX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$90,797,991
Number of Portfolio Holdings	54
Portfolio Turnover	64%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	4.9%
Beta Bionics, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.2%
Guardant Health, Inc.	4.1%
Intuit, Inc.	4.0%
Toast, Inc. - Class A	3.9%
ServiceTitan, Inc. - Class A	3.3%
Axon Enterprise, Inc.	3.3%
HubSpot, Inc.	3.2%
Arista Networks, Inc.	3.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Corporate Bonds	0.8%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETCEX

TSR-SAR 123125-ETCEX

Eventide Exponential Technologies Fund

Class I (ETIEX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$90,797,991
Number of Portfolio Holdings	54
Portfolio Turnover	64%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	4.9%
Beta Bionics, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.2%
Guardant Health, Inc.	4.1%
Intuit, Inc.	4.0%
Toast, Inc. - Class A	3.9%
ServiceTitan, Inc. - Class A	3.3%
Axon Enterprise, Inc.	3.3%
HubSpot, Inc.	3.2%
Arista Networks, Inc.	3.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Corporate Bonds	0.8%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETIEX

TSR-SAR 123125-ETIEX

Eventide Exponential Technologies Fund

Class N (ETNEX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$83	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$90,797,991
Number of Portfolio Holdings	54
Portfolio Turnover	64%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	4.9%
Beta Bionics, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.2%
Guardant Health, Inc.	4.1%
Intuit, Inc.	4.0%
Toast, Inc. - Class A	3.9%
ServiceTitan, Inc. - Class A	3.3%
Axon Enterprise, Inc.	3.3%
HubSpot, Inc.	3.2%
Arista Networks, Inc.	3.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Corporate Bonds	0.8%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETNEX

TSR-SAR 123125-ETNEX

Eventide Gilead Fund

Class A (ETAGX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$2,923,206,368
Number of Portfolio Holdings	75
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Guardant Health, Inc.	6.0%
Xometry, Inc. - Class A	5.8%
Mirum Pharmaceuticals, Inc.	3.5%
Lam Research Corporation	3.0%
Beta Bionics Inc.	2.9%
Toast, Inc. - Class A	2.9%
iRhythm Technologies, Inc.	2.8%
GE Vernova, Inc.	2.7%
Trane Technologies PLC	2.5%
ASML Holding N.V.	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Contingent Value Rights	0.2%
Corporate Bonds	1.2%
Money Market Funds	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETAGX

TSR-SAR 123125-ETAGX

Eventide Gilead Fund

Class C (ETCGX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$2,923,206,368
Number of Portfolio Holdings	75
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Guardant Health, Inc.	6.0%
Xometry, Inc. - Class A	5.8%
Mirum Pharmaceuticals, Inc.	3.5%
Lam Research Corporation	3.0%
Beta Bionics Inc.	2.9%
Toast, Inc. - Class A	2.9%
iRhythm Technologies, Inc.	2.8%
GE Vernova, Inc.	2.7%
Trane Technologies PLC	2.5%
ASML Holding N.V.	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Contingent Value Rights	0.2%
Corporate Bonds	1.2%
Money Market Funds	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETCGX

TSR-SAR 123125-ETCGX

Eventide Gilead Fund

Class I  (ETILX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$2,923,206,368
Number of Portfolio Holdings	75
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Guardant Health, Inc.	6.0%
Xometry, Inc. - Class A	5.8%
Mirum Pharmaceuticals, Inc.	3.5%
Lam Research Corporation	3.0%
Beta Bionics Inc.	2.9%
Toast, Inc. - Class A	2.9%
iRhythm Technologies, Inc.	2.8%
GE Vernova, Inc.	2.7%
Trane Technologies PLC	2.5%
ASML Holding N.V.	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Contingent Value Rights	0.2%
Corporate Bonds	1.2%
Money Market Funds	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETILX

TSR-SAR 123125-ETILX

Eventide Gilead Fund

Class N (ETGLX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$73	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$2,923,206,368
Number of Portfolio Holdings	75
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Guardant Health, Inc.	6.0%
Xometry, Inc. - Class A	5.8%
Mirum Pharmaceuticals, Inc.	3.5%
Lam Research Corporation	3.0%
Beta Bionics Inc.	2.9%
Toast, Inc. - Class A	2.9%
iRhythm Technologies, Inc.	2.8%
GE Vernova, Inc.	2.7%
Trane Technologies PLC	2.5%
ASML Holding N.V.	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Contingent Value Rights	0.2%
Corporate Bonds	1.2%
Money Market Funds	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETGLX

TSR-SAR 123125-ETGLX

Eventide Healthcare & Life Sciences Fund

Class A (ETAHX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$1,688,446,163
Number of Portfolio Holdings	90
Portfolio Turnover	56%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Guardant Health, Inc.	4.5%
Mirum Pharmaceuticals, Inc.	3.6%
Beta Bionics Inc.	3.2%
Insmed, Inc.	3.2%
BeLite Bio Inc	3.1%
Kymera Therapeutics, Inc.	2.9%
Ionis Pharmaceuticals, Inc.	2.7%
Abivax S.A. - ADR	2.6%
Scholar Rock Holding Corporation	2.5%
iRhythm Technologies, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Contingent Value Rights	0.3%
Convertible Bonds	0.0%
Money Market Funds	0.2%
Private Investments	3.0%
Warrant	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETAHX

TSR-SAR 123125-ETAHX

Eventide Healthcare & Life Sciences Fund

Class C (ETCHX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	2.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$1,688,446,163
Number of Portfolio Holdings	90
Portfolio Turnover	56%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Guardant Health, Inc.	4.5%
Mirum Pharmaceuticals, Inc.	3.6%
Beta Bionics Inc.	3.2%
Insmed, Inc.	3.2%
BeLite Bio Inc	3.1%
Kymera Therapeutics, Inc.	2.9%
Ionis Pharmaceuticals, Inc.	2.7%
Abivax S.A. - ADR	2.6%
Scholar Rock Holding Corporation	2.5%
iRhythm Technologies, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Contingent Value Rights	0.3%
Convertible Bonds	0.0%
Money Market Funds	0.2%
Private Investments	3.0%
Warrant	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETCHX

TSR-SAR 123125-ETCHX

Eventide Healthcare & Life Sciences Fund

Class I (ETIHX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$1,688,446,163
Number of Portfolio Holdings	90
Portfolio Turnover	56%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Guardant Health, Inc.	4.5%
Mirum Pharmaceuticals, Inc.	3.6%
Beta Bionics Inc.	3.2%
Insmed, Inc.	3.2%
BeLite Bio Inc	3.1%
Kymera Therapeutics, Inc.	2.9%
Ionis Pharmaceuticals, Inc.	2.7%
Abivax S.A. - ADR	2.6%
Scholar Rock Holding Corporation	2.5%
iRhythm Technologies, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Contingent Value Rights	0.3%
Convertible Bonds	0.0%
Money Market Funds	0.2%
Private Investments	3.0%
Warrant	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETIHX

TSR-SAR 123125-ETIHX

Eventide Healthcare & Life Sciences Fund

Class N (ETNHX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$95	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$1,688,446,163
Number of Portfolio Holdings	90
Portfolio Turnover	56%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Guardant Health, Inc.	4.5%
Mirum Pharmaceuticals, Inc.	3.6%
Beta Bionics Inc.	3.2%
Insmed, Inc.	3.2%
BeLite Bio Inc	3.1%
Kymera Therapeutics, Inc.	2.9%
Ionis Pharmaceuticals, Inc.	2.7%
Abivax S.A. - ADR	2.6%
Scholar Rock Holding Corporation	2.5%
iRhythm Technologies, Inc.	2.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Contingent Value Rights	0.3%
Convertible Bonds	0.0%
Money Market Funds	0.2%
Private Investments	3.0%
Warrant	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETNHX

TSR-SAR 123125-ETNHX

Eventide Large Cap Focus Fund

Class A (ETLAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$176,869,132
Number of Portfolio Holdings	47
Portfolio Turnover	13%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.8%
American Express Company	5.8%
Broadcom, Inc.	5.1%
S&P Global, Inc.	5.0%
Linde PLC	4.1%
GE Vernova, LLC	3.9%
Trane Technologies PLC	3.8%
O'Reilly Automotive, Inc.	3.3%
Royalty Pharma plc - Class A	3.3%
Intuit, Inc.	3.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Large Cap	70.2%
Mid Cap	27.6%
Cash/Other	2.2%
Small Cap	0.0%

Source: © Morningstar, Inc. (2025). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETLAX

TSR-SAR 123125-ETLAX

Eventide Large Cap Focus Fund

Class C (ETLCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$176,869,132
Number of Portfolio Holdings	47
Portfolio Turnover	13%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.8%
American Express Company	5.8%
Broadcom, Inc.	5.1%
S&P Global, Inc.	5.0%
Linde PLC	4.1%
GE Vernova, LLC	3.9%
Trane Technologies PLC	3.8%
O'Reilly Automotive, Inc.	3.3%
Royalty Pharma plc - Class A	3.3%
Intuit, Inc.	3.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Large Cap	70.2%
Mid Cap	27.6%
Cash/Other	2.2%
Small Cap	0.0%

Source: © Morningstar, Inc. (2025). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETLCX

TSR-SAR 123125-ETLCX

Eventide Large Cap Focus Fund

Class I (ETLIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$176,869,132
Number of Portfolio Holdings	47
Portfolio Turnover	13%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.8%
American Express Company	5.8%
Broadcom, Inc.	5.1%
S&P Global, Inc.	5.0%
Linde PLC	4.1%
GE Vernova, LLC	3.9%
Trane Technologies PLC	3.8%
O'Reilly Automotive, Inc.	3.3%
Royalty Pharma plc - Class A	3.3%
Intuit, Inc.	3.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Large Cap	70.2%
Mid Cap	27.6%
Cash/Other	2.2%
Small Cap	0.0%

Source: © Morningstar, Inc. (2025). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETLIX

TSR-SAR 123125-ETLIX

Eventide Large Cap Focus Fund

Class N (ETLNX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$58	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$176,869,132
Number of Portfolio Holdings	47
Portfolio Turnover	13%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.8%
American Express Company	5.8%
Broadcom, Inc.	5.1%
S&P Global, Inc.	5.0%
Linde PLC	4.1%
GE Vernova, LLC	3.9%
Trane Technologies PLC	3.8%
O'Reilly Automotive, Inc.	3.3%
Royalty Pharma plc - Class A	3.3%
Intuit, Inc.	3.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Large Cap	70.2%
Mid Cap	27.6%
Cash/Other	2.2%
Small Cap	0.0%

Source: © Morningstar, Inc. (2025). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETLNX

TSR-SAR 123125-ETLNX

Eventide Limited-Term Bond Fund

Class A (ETABX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$206,620,872
Number of Portfolio Holdings	112
Portfolio Turnover	1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.5%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.5%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.5%
Truist Financial Corporation, 5.071%, due 05/20/31	1.4%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.4%
Freddie Mac Pool, 3.500%, due 12/1/39	1.4%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.3%
Aflac, Inc., 1.125%, due 03/15/26	1.3%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	68.2%
Municipal Bonds	3.1%
U.S. Government & Agencies	26.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETABX

TSR-SAR 123125-ETABX

Eventide Limited-Term Bond Fund

Class C (ETCBX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$206,620,872
Number of Portfolio Holdings	112
Portfolio Turnover	1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.5%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.5%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.5%
Truist Financial Corporation, 5.071%, due 05/20/31	1.4%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.4%
Freddie Mac Pool, 3.500%, due 12/1/39	1.4%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.3%
Aflac, Inc., 1.125%, due 03/15/26	1.3%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	68.2%
Municipal Bonds	3.1%
U.S. Government & Agencies	26.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETCBX

TSR-SAR 123125-ETCBX

Eventide Limited-Term Bond Fund

Class I (ETIBX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$206,620,872
Number of Portfolio Holdings	112
Portfolio Turnover	1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.5%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.5%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.5%
Truist Financial Corporation, 5.071%, due 05/20/31	1.4%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.4%
Freddie Mac Pool, 3.500%, due 12/1/39	1.4%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.3%
Aflac, Inc., 1.125%, due 03/15/26	1.3%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	68.2%
Municipal Bonds	3.1%
U.S. Government & Agencies	26.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETIBX

TSR-SAR 123125-ETIBX

Eventide Limited-Term Bond Fund

Class N (ETNBX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$206,620,872
Number of Portfolio Holdings	112
Portfolio Turnover	1%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.5%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.5%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.5%
Truist Financial Corporation, 5.071%, due 05/20/31	1.4%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.4%
Freddie Mac Pool, 3.500%, due 12/1/39	1.4%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.3%
Aflac, Inc., 1.125%, due 03/15/26	1.3%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	68.2%
Municipal Bonds	3.1%
U.S. Government & Agencies	26.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123125-ETNBX

TSR-SAR 123125-ETNBX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL
FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION

Eventide Balanced Fund
Eventide Core Bond Fund
Eventide Dividend Growth Fund
Eventide Exponential Technologies Fund
Eventide Gilead Fund
Eventide Healthcare & Life Sciences Fund
Eventide Large Cap Focus Fund
Eventide Limited-Term Bond Fund

December 31, 2025

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 51.3%
	BANKING - 1.2%
260,656	Huntington Bancshares Inc	$4,522,382

	BIOTECH & PHARMA - 1.5%
150,555	Royalty Pharma plc, Class A	5,817,445

	CHEMICALS - 1.7%
155,054	Element Solutions, Inc.	3,874,799
8,839	Sherwin-Williams Company (The)	2,864,101
		6,738,900
	COMMERCIAL SUPPORT SERVICES - 1.6%
98,054	Rollins, Inc.	5,885,201

	CONSTRUCTION MATERIALS - 0.4%
2,409	Martin Marietta Materials, Inc.	1,499,988

	CONTAINERS & PACKAGING - 1.0%
92,239	International Paper Company	3,633,294

	ELECTRIC UTILITIES - 5.4%
6,987	Constellation Energy Corporation	2,468,297
74,066	Entergy Corporation	6,845,920
24,753	NextEra Energy, Inc.	1,987,171
15,399	Public Service Enterprise Group, Inc.	1,236,540
9,275	Talen Energy Corporation(a)	3,476,641
15,311	Vistra Corporation	2,470,124
18,108	WEC Energy Group, Inc.	1,909,670
		20,394,363
	ELECTRICAL EQUIPMENT - 5.3%
5,980	GE Vernova, Inc.	3,908,349
67,316	nVent Electric PLC	6,864,213
24,016	Trane Technologies PLC	9,347,027
		20,119,589

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 51.3% (Continued)
	ENGINEERING & CONSTRUCTION - 0.5%
1,085	Comfort Systems USA, Inc.	$1,012,620
2,269	Quanta Services, Inc.	957,654
		1,970,274
	GAS & WATER UTILITIES - 0.9%
80,131	NiSource, Inc.	3,346,271

	HOME CONSTRUCTION - 0.8%
21,353	DR Horton, Inc.	3,075,473

	INDUSTRIAL REIT - 3.2%
34,668	EastGroup Properties, Inc.	6,175,758
46,674	Prologis, Inc.	5,958,403
		12,134,161
	INDUSTRIAL SUPPORT SERVICES - 1.4%
16,422	Applied Industrial Technologies, Inc.	4,216,677
1,215	United Rentals, Inc.	983,324
		5,200,001
	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
30,175	Houlihan Lokey, Inc.	5,256,183
82,025	Nasdaq, Inc.	7,967,088
		13,223,271
	INSURANCE - 1.1%
16,646	Arthur J Gallagher & Company	4,307,818

	MACHINERY - 1.9%
14,053	IDEX Corporation	2,500,591
43,519	Pentair PLC	4,532,069
		7,032,660
	MEDICAL EQUIPMENT & DEVICES - 1.8%
25,747	STERIS plc	6,527,379

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 51.3% (Continued)
	OIL & GAS PRODUCERS - 4.6%
29,965	DT Midstream, Inc.	$3,586,211
49,772	EQT Corporation	2,667,779
31,862	Targa Resources Corporation	5,878,539
89,725	Williams Companies, Inc. (The)	5,393,370
		17,525,899
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
41,611	Baker Hughes Company	1,894,965
105,446	Liberty Energy, Inc., Class A	1,946,533
		3,841,498
	RETAIL - DISCRETIONARY - 2.5%
17,246	Ferguson Enterprises, Inc.	3,839,477
6,825	Lithia Motors, Inc.	2,268,152
13,635	Lowe's Companies, Inc.	3,288,217
		9,395,846
	SEMICONDUCTORS - 3.3%
5,024	KLA Corporation	6,104,562
12,824	Lam Research Corporation	2,195,212
3,350	Monolithic Power Systems, Inc.	3,036,306
5,074	Teradyne, Inc.	982,123
		12,318,203
	SOFTWARE - 2.2%
11,603	Roper Technologies, Inc.	5,164,843
6,923	Tyler Technologies, Inc.(a)	3,142,696
		8,307,539
	TECHNOLOGY HARDWARE - 2.6%
14,181	Dell Technologies, Inc., Class C	1,785,104
23,210	Flex Ltd.(a)	1,402,348
16,897	Garmin Ltd.	3,427,556
8,204	Motorola Solutions, Inc.	3,144,757
		9,759,765
	TECHNOLOGY SERVICES - 1.0%
4,241	MSCI, Inc.	2,433,189
6,328	Verisk Analytics, Inc.	1,415,510
		3,848,699

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares					Fair Value
	COMMON STOCKS — 51.3% (Continued)
	TRANSPORTATION & LOGISTICS - 0.9%
22,153	Old Dominion Freight Line, Inc.				$3,473,590

	TOTAL COMMON STOCKS (Cost $151,395,601)				193,899,509

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.2%
	AUTO LOAN — 0.6%
2,230,000	CarMax Auto Owner Trust 2024-2 D		6.4200	10/15/30	2,299,266

	OTHER ABS — 0.6%
2,250,000	PFS Financing Corporation Series C A(b),(c)	SOFR30A + 0.800%	4.7840	04/17/28	2,251,858

	TOTAL ASSET BACKED SECURITIES (Cost $4,538,975)				4,551,124

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG01 A10		2.9390	04/25/29	968,004
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG02 A2		2.4120	08/25/29	950,423
					1,918,427
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,022,745)				1,918,427

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6%
	BANKING — 3.1%
2,300,000	First Horizon Corporation(c)	SOFRRATE + 1.766%	5.5140	03/07/31	2,381,911
2,450,000	Huntington Bancshares, Inc.(c)	SOFRINDX + 1.870%	5.7090	02/02/35	2,565,049
3,200,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.330%	6.0700	10/22/27	3,251,387
2,250,000	M&T Bank Corporation(c)	SOFRRATE + 0.930%	4.8330	01/16/29	2,287,024
1,250,000	Truist Financial Corporation Series I(c)	SOFRRATE + 1.309%	5.0710	05/20/31	1,285,597
					11,770,968

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.5%
1,790,000	Waste Management, Inc.		4.9500	07/03/31	$1,857,054

	CONSTRUCTION MATERIALS — 0.8%
1,300,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,302,929
1,750,000	Quikrete Holdings, Inc.(b)		6.3750	03/01/32	1,822,720
					3,125,649
	CONTAINERS & PACKAGING — 0.3%
1,000,000	TriMas Corporation(b)		4.1250	04/15/29	973,379

	ELECTRIC UTILITIES — 3.3%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,233,594
1,900,000	Constellation Energy Generation, LLC		6.1250	01/15/34	2,064,295
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	945,200
1,000,000	MidAmerican Energy Company		3.1000	05/01/27	990,922
3,475,000	National Rural Utilities Cooperative Finance		1.3500	03/15/31	3,008,328
3,600,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,432,399
1,000,000	Wisconsin Power and Light Company		1.9500	09/16/31	878,595
					12,553,333
	ENGINEERING & CONSTRUCTION — 1.5%
1,435,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	1,441,437
2,000,000	MasTec, Inc.(b)		4.5000	08/15/28	1,990,702
2,000,000	Quanta Services, Inc.		2.9000	10/01/30	1,874,925
					5,307,064
	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
2,000,000	Louisiana-Pacific Corporation(b)		3.6250	03/15/29	1,940,174

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Somnigroup International, Inc.(b)		4.0000	04/15/29	1,863,673

	HOME CONSTRUCTION — 0.9%
1,850,000	M/I Homes, Inc.		3.9500	02/15/30	1,787,861
1,800,000	Patrick Industries, Inc.(b)		4.7500	05/01/29	1,789,054
					3,576,915

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.		4.8750	01/15/28	$1,700,986

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
2,250,000	Nasdaq, Inc.		5.5500	02/15/34	2,367,338

	INSURANCE — 2.0%
1,015,000	Aflac, Inc.		1.1250	03/15/26	1,009,714
2,375,000	Assurant, Inc.		3.7000	02/22/30	2,309,483
2,250,000	Brown & Brown, Inc.		4.5000	03/15/29	2,262,531
2,000,000	Pacific Life Global Funding II(b)		1.3750	04/14/26	1,985,728
					7,567,456
	MACHINERY — 0.8%
1,900,000	Mueller Water Products, Inc.(b)		4.0000	06/15/29	1,856,571
1,375,000	Xylem, Inc.		1.9500	01/30/28	1,320,559
					3,177,130
	OIL & GAS PRODUCERS — 1.9%
1,500,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,504,178
1,600,000	ConocoPhillips Company		5.0000	01/15/35	1,625,825
1,750,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,699,871
2,500,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	2,431,551
					7,261,425
	REAL ESTATE INVESTMENT TRUSTS — 1.4%
1,500,000	AvalonBay Communities, Inc.		2.0500	01/15/32	1,318,432
480,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		8.0000	06/15/27	498,592
1,700,000	Iron Mountain, Inc.(b)		6.2500	01/15/33	1,715,328
1,500,000	Welltower OP, LLC		2.7000	02/15/27	1,481,107
					5,013,459
	REAL ESTATE SERVICES — 0.1%
500,000	CBRE Services, Inc.		4.9000	01/15/33	503,270

	RETAIL - DISCRETIONARY — 1.0%
1,750,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,751,248
1,950,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	1,858,470
					3,609,718

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	SEMICONDUCTORS — 1.4%
1,825,000	Amkor Technology, Inc.(b)		5.8750	10/01/33	$1,864,928
2,800,000	NXP BV / NXP FUNDING, LLC / NXP USA, INC.		2.5000	05/11/31	2,537,997
1,200,000	Synaptics, Inc.(b)		4.0000	06/15/29	1,162,951
					5,565,876
	SOFTWARE — 0.3%
1,000,000	Roper Technologies, Inc.		4.9000	10/15/34	999,971

	SPECIALTY FINANCE — 0.3%
1,100,000	American Express Company(c)	SOFRRATE + 1.220%	4.9180	07/20/33	1,121,130

	TECHNOLOGY SERVICES — 0.3%
1,000,000	Verisk Analytics, Inc.		5.7500	04/01/33	1,060,179

	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,586,403

	TOTAL CORPORATE BONDS (Cost $86,029,717)				85,502,550

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.1%
	COUNTY — 0.0%(d)
150,000	City & County of Honolulu, HI		2.5180	10/01/26	148,832

	SINGLE-FAMILY HOUSING — 3.5%
1,655,000	Florida Housing Finance Corporation		5.5610	07/01/49	1,604,249
500,000	Illinois Housing Development Authority		5.2440	04/01/31	521,638
500,000	Illinois Housing Development Authority		5.2940	10/01/31	521,988
1,255,000	Maryland Department of Housing & Community		5.4630	03/01/34	1,301,871
2,325,000	Massachusetts Housing Finance Agency		5.8360	12/01/42	2,346,338
2,220,000	Minnesota Housing Finance Agency		5.5880	07/01/39	2,229,773
645,000	Ohio Housing Finance Agency		5.4390	09/01/40	639,817
1,250,000	Ohio Housing Finance Agency		5.6670	09/01/45	1,235,347
1,715,000	Virginia Housing Development Authority		4.9140	04/01/30	1,768,878

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.1% (Continued)
	SINGLE-FAMILY HOUSING — 3.5% (Continued)
1,000,000	Virginia Housing Development Authority	5.6620	10/01/39	$1,007,079
				13,176,978
	STATE — 0.1%
500,000	State of Oregon	1.3150	05/01/27	485,823

	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,682,531
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	193,452
				1,875,983
	TOTAL MUNICIPAL BONDS (Cost $15,948,091)			15,687,616

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.1%
	AGENCY FIXED RATE — 14.8%
39,696	Fannie Mae Pool MA2915	3.0000	02/01/27	39,431
301,959	Fannie Mae Pool BM5976	3.0000	02/01/47	279,916
1,172,431	Fannie Mae Pool MA4120	2.5000	09/01/50	1,004,942
2,162,113	Fannie Mae Pool CB2661	3.0000	01/01/52	1,934,810
2,216,540	Fannie Mae Pool MA4547	2.0000	02/01/52	1,801,924
2,845,063	Fannie Mae Pool MA4600	3.5000	05/01/52	2,643,263
3,579,538	Fannie Mae Pool MA4624	3.0000	06/01/52	3,180,965
2,176,057	Fannie Mae Pool MA4625	3.5000	06/01/52	2,021,709
2,962,430	Fannie Mae Pool MA4655	4.0000	07/01/52	2,832,630
2,989,517	Fannie Mae Pool MA4805	4.5000	11/01/52	2,934,665
2,524,229	Fannie Mae Pool MA4869	5.5000	01/01/53	2,572,723
3,059,091	Fannie Mae Pool MA4916	4.0000	02/01/53	2,923,650
1,343,424	Fannie Mae Pool FS7751	4.0000	03/01/53	1,282,276
2,130,198	Fannie Mae Pool MA5072	5.5000	06/01/53	2,169,222
872,489	Fannie Mae Pool FS7279	5.0000	10/01/53	874,027
2,134,118	Fannie Mae Pool MA5165	5.5000	10/01/53	2,172,230
2,687,214	Fannie Mae Pool CB7331	5.5000	10/01/53	2,738,926
1,107,966	Fannie Mae Pool FS9447	6.0000	12/01/53	1,141,980
2,623,339	Fannie Mae Pool MA5758	4.5000	07/01/55	2,565,626

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.1% (Continued)
	AGENCY FIXED RATE — 14.8% (Continued)
463,160	Freddie Mac Pool ZS9163	3.0000	09/01/33	$451,162
2,641,548	Freddie Mac Pool SB8347	4.0000	01/01/40	2,611,449
1,089,288	Freddie Mac Pool SD8122	2.5000	01/01/51	931,918
1,574,376	Freddie Mac Pool RA5696	2.5000	08/01/51	1,345,258
2,519,252	Freddie Mac Pool SD8214	3.5000	05/01/52	2,340,562
808,648	Freddie Mac Pool SD8237	4.0000	08/01/52	773,217
2,790,759	Freddie Mac Pool SD8238	4.5000	08/01/52	2,742,145
2,858,076	Freddie Mac Pool SD8288	5.0000	01/01/53	2,866,811
2,894,783	Freddie Mac Pool SD8329	5.0000	06/01/53	2,902,438
1,619,958	Freddie Mac Pool SD3026	5.0000	06/01/53	1,627,206
272,599	Ginnie Mae II Pool MA3375	3.0000	01/20/46	249,476
				55,956,557
	GOVERNMENT OWNED, NO GUARANTEE — 2.8%
2,750,000	Federal National Mortgage Association	6.2500	05/15/29	2,983,074
1,600,000	Federal National Mortgage Association	7.1250	01/15/30	1,807,783
2,900,000	Federal National Mortgage Association	6.6250	11/15/30	3,273,756
2,300,000	Federal National Mortgage Association	5.6250	07/15/37	2,540,812
				10,605,425
	GOVERNMENT SPONSORED — 1.5%
1,500,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	1,544,667
1,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	04/01/30	1,012,663
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,767,973
1,500,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	1,439,437
				5,764,740
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $72,506,859)			72,326,722

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(d)
	MONEY MARKET FUNDS - 0.0% (d)
118,974	Fidelity Money Market Government Portfolio Class I, 3.64%	$118,974
	(Cost $118,974)(e)

	TOTAL INVESTMENTS - 98.8% (Cost $332,560,962)	$374,004,922
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	4,664,706
	NET ASSETS - 100.0%	$378,669,628

ABS	- Asset Backed Security

CMBS	- Collaterized Mortgage Backed Security

LLC	- Limited Liability Company

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is $26,318,494 or 7.0% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.3%
	AUTO LOAN — 1.2%
1,925,000	CarMax Auto Owner Trust 2024-2 D		6.4200	10/15/30	$1,984,793

	OTHER ABS — 1.1%
1,775,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	4.7840	04/17/28	1,776,466

	TOTAL ASSET BACKED SECURITIES (Cost $3,750,794)				3,761,259

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.9%
	ASSET MANAGEMENT — 1.4%
1,000,000	CI Credit GP, LLC(c),(d),(e),(f)		5.5000	12/15/30	1,000,000
750,000	Hope Global Investments(c),(d),(e)		4.6000	10/10/28	741,233
500,000	Hope Global Investments(c),(d),(e)		5.0000	09/11/29	494,738
					2,235,971
	BANKING — 6.6%
1,975,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	2,045,336
1,000,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.870%	5.7090	02/02/35	1,046,959
1,450,000	Huntington Bancshares, Inc.(b)	H15T5Y + 2.653%	6.2500	01/15/74	1,456,561
2,750,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	2,794,161
2,000,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,032,910
1,250,000	Truist Financial Corporation(b)	SOFRRATE + 1.852%	5.1220	01/26/34	1,275,889
					10,651,816
	COMMERCIAL SUPPORT SERVICES — 0.6%
1,000,000	Waste Management, Inc.		4.9500	07/03/31	1,037,460

	CONSTRUCTION MATERIALS — 0.5%
750,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	781,166

	ELECTRIC UTILITIES — 9.8%
2,000,000	Ameren Illinois Company		5.9000	12/01/52	2,088,931
1,900,000	Constellation Energy Generation, LLC		5.7500	03/15/54	1,894,915

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.9% (Continued)
	ELECTRIC UTILITIES — 9.8% (Continued)
2,400,000	DTE Electric Company		3.9500	03/01/49	$1,902,904
2,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,890,400
1,000,000	MidAmerican Energy Company		4.2500	07/15/49	824,734
2,600,000	National Rural Utilities Cooperative Finance		1.3500	03/15/31	2,250,835
500,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	513,976
1,500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,479,444
2,725,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,807,393
1,700,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,083,480
					15,737,012
	ENGINEERING & CONSTRUCTION — 3.2%
1,000,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,004,486
2,000,000	MasTec, Inc.(a)		4.5000	08/15/28	1,990,702
2,275,000	Quanta Services, Inc.		2.9000	10/01/30	2,132,727
					5,127,915
	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
1,625,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,576,391

	HOME CONSTRUCTION — 0.8%
1,275,000	M/I Homes, Inc.		3.9500	02/15/30	1,232,174

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
2,000,000	Nasdaq, Inc.		3.2500	04/28/50	1,396,902

	INSURANCE — 2.3%
1,925,000	Assurant, Inc.		3.7000	02/22/30	1,871,897
2,175,000	Brown & Brown, Inc.		4.9500	03/17/52	1,906,998
					3,778,895
	MACHINERY — 0.6%
1,000,000	Xylem, Inc.		1.9500	01/30/28	960,406

	OIL & GAS PRODUCERS — 5.8%
1,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,779,944
2,125,000	ConocoPhillips Company		5.0000	01/15/35	2,159,299
2,250,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,185,548

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.9% (Continued)
	OIL & GAS PRODUCERS — 5.8% (Continued)
1,000,000	EQT Corporation		5.7500	02/01/34	$1,046,837
2,250,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	2,188,396
					9,360,024
	REAL ESTATE INVESTMENT TRUSTS — 3.9%
2,100,000	American Tower Corporation		4.0500	03/15/32	2,048,132
2,000,000	Equinix, Inc.		3.9000	04/15/32	1,925,695
358,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	371,866
2,000,000	Welltower OP, LLC		3.8500	06/15/32	1,933,967
					6,279,660
	REAL ESTATE SERVICES — 1.0%
1,650,000	CBRE Services, Inc.		4.9000	01/15/33	1,660,792

	RETAIL - DISCRETIONARY — 3.8%
1,250,000	AutoZone, Inc.		5.1000	07/15/29	1,287,181
1,500,000	Builders FirstSource, Inc.(a)		4.2500	02/01/32	1,429,592
2,150,000	Home Depot, Inc. (The)		4.9500	06/25/34	2,204,174
1,250,000	Lowe's Companies, Inc.		5.6250	04/15/53	1,216,807
					6,137,754
	SEMICONDUCTORS — 1.6%
500,000	Amkor Technology, Inc.(a)		5.8750	10/01/33	510,939
2,200,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	1,994,140
					2,505,079
	SOFTWARE — 1.3%
2,175,000	Roper Technologies, Inc.		4.9000	10/15/34	2,174,936

	SPECIALTY FINANCE — 1.4%
2,250,000	American Express Company(b)	SOFRRATE + 1.220%	4.9180	07/20/33	2,293,221

	TECHNOLOGY SERVICES — 1.3%
1,950,000	Verisk Analytics, Inc.		5.7500	04/01/33	2,067,349

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	WHOLESALE - CONSUMER STAPLES — 1.1%
1,875,000	Sysco Corporation		2.4000	02/15/30	$1,747,570

	TOTAL CORPORATE BONDS (Cost $78,645,245)				78,742,493

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.5%
	SINGLE-FAMILY HOUSING — 6.1%
1,750,000	Florida Housing Finance Corporation	5.5610	07/01/49	1,696,336
1,000,000	Illinois Housing Development Authority	5.6140	10/01/39	1,004,721
1,825,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	1,841,750
1,465,000	Minnesota Housing Finance Agency	5.9000	01/01/49	1,469,064
350,617	Minnesota Housing Finance Agency	1.5800	02/01/51	267,233
1,650,000	Ohio Housing Finance Agency	5.7170	09/01/50	1,636,156
2,000,000	Virginia Housing Development Authority	5.6620	10/01/39	2,014,157
				9,929,417
	STATE — 0.7%
1,250,000	State of Oregon	2.3370	11/01/33	1,094,595

	WATER AND SEWER — 0.7%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,150,693

	TOTAL MUNICIPAL BONDS (Cost $12,833,857)			12,174,705

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.1%
	AGENCY FIXED RATE — 26.5%
713,629	Fannie Mae Pool BO9355	3.0000	03/01/50	639,798
1,612,796	Fannie Mae Pool MA4120	2.5000	09/01/50	1,382,398
608,772	Fannie Mae Pool FM4720	3.0000	10/01/50	549,180
1,635,209	Fannie Mae Pool CA8256	2.5000	12/01/50	1,391,799
1,732,366	Fannie Mae Pool CB0199	3.0000	04/01/51	1,543,668
1,835,526	Fannie Mae Pool MA4379	2.5000	07/01/51	1,569,554
1,883,893	Fannie Mae Pool MA4600	3.5000	05/01/52	1,750,269
2,710,971	Fannie Mae Pool MA4625	3.5000	06/01/52	2,518,682

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.1% (Continued)
	AGENCY FIXED RATE — 26.5% (Continued)
1,100,005	Fannie Mae Pool MA4700	4.0000	08/01/52	$1,046,584
2,407,664	Fannie Mae Pool MA4805	4.5000	11/01/52	2,363,489
1,857,112	Fannie Mae Pool MA4869	5.5000	01/01/53	1,892,789
1,417,781	Fannie Mae Pool MA4916	4.0000	02/01/53	1,355,009
1,936,543	Fannie Mae Pool MA5072	5.5000	06/01/53	1,972,020
1,279,625	Fannie Mae Pool CB7331	5.5000	10/01/53	1,304,250
2,113,246	Fannie Mae Pool MA5758	4.5000	07/01/55	2,066,754
1,282,274	Freddie Mac Pool SB8346	4.0000	12/01/39	1,267,664
1,668,825	Freddie Mac Pool SD8090	2.0000	09/01/50	1,366,571
1,143,752	Freddie Mac Pool SD8122	2.5000	01/01/51	978,514
2,183,463	Freddie Mac Pool SD8128	2.0000	02/01/51	1,785,272
902,171	Freddie Mac Pool RA5696	2.5000	08/01/51	770,878
2,834,190	Freddie Mac Pool SD8206	3.0000	04/01/52	2,518,963
1,968,362	Freddie Mac Pool RA7587	3.5000	06/01/52	1,831,168
2,644,652	Freddie Mac Pool SD8237	4.0000	08/01/52	2,528,775
2,228,731	Freddie Mac Pool SD8238	4.5000	08/01/52	2,189,908
2,218,506	Freddie Mac Pool SD8288	5.0000	01/01/53	2,225,287
1,902,286	Freddie Mac Pool SD8329	5.0000	06/01/53	1,907,317
				42,716,560
	GOVERNMENT OWNED, NO GUARANTEE — 6.9%
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,831,631
1,000,000	Federal National Mortgage Association	6.2500	05/15/29	1,084,754
2,000,000	Federal National Mortgage Association	7.1250	01/15/30	2,259,729
2,400,000	Federal National Mortgage Association	6.6250	11/15/30	2,709,315
2,000,000	Federal National Mortgage Association	5.6250	07/15/37	2,209,402
				11,094,831
	GOVERNMENT SPONSORED — 5.7%
2,350,000	Federal Farm Credit Banks Funding Corporation	4.1250	08/01/29	2,391,920
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	1,025,217
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,767,973
1,750,000	Federal Farm Credit Banks Funding Corporation	2.9400	02/23/32	1,641,297
1,000,000	Federal Farm Credit Banks Funding Corporation	4.5000	08/08/33	1,018,182

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.1% (Continued)
	GOVERNMENT SPONSORED — 5.7% (Continued)
1,500,000	Federal Farm Credit Banks Funding Corporation	2.9900	07/18/34	$1,363,249
				9,207,838
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $62,860,620)			63,019,229

	TOTAL INVESTMENTS - 97.8% (Cost $158,090,516)			$157,697,686
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%			3,585,262
	NET ASSETS - 100.0%			$161,282,948

ABS	- Asset Backed Security

LLC	- Limited Liability Company

L.P.	- Limited Partnership

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is $9,441,608 or 5.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2025, was $2,235,971, representing 1.4% of net assets.

(d)	Restricted security.

(e)	Private investment.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9%
	BANKING - 2.3%
1,522,136	Huntington Bancshares Inc	$26,409,060

	BIOTECH & PHARMA - 2.6%
774,108	Royalty Pharma plc, Class A	29,911,533

	CHEMICALS - 3.2%
876,042	Element Solutions, Inc.	21,892,290
44,122	Sherwin-Williams Company (The)	14,296,852
		36,189,142
	COMMERCIAL SUPPORT SERVICES - 3.0%
567,386	Rollins, Inc.	34,054,508

	CONTAINERS & PACKAGING - 1.5%
449,411	International Paper Company	17,702,299

	ELECTRIC UTILITIES - 9.8%
37,206	Constellation Energy Corporation	13,143,764
440,807	Entergy Corporation	40,743,791
90,195	Public Service Enterprise Group, Inc.	7,242,658
54,329	Talen Energy Corporation(a)	20,364,682
105,546	Vistra Corporation	17,027,736
136,727	WEC Energy Group, Inc.	14,419,229
		112,941,860
	ELECTRICAL EQUIPMENT - 10.4%
38,219	GE Vernova, Inc.	24,978,792
395,073	nVent Electric PLC	40,285,594
142,596	Trane Technologies plc	55,498,363
		120,762,749
	ENGINEERING & CONSTRUCTION - 1.0%
6,441	Comfort Systems USA, Inc.	6,011,321
13,550	Quanta Services, Inc.	5,718,913
		11,730,234

See accompanying notes which are an integral part of these financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	GAS & WATER UTILITIES - 1.6%
448,657	NiSource, Inc.	$18,735,916

	HEALTH CARE FACILITIES & SERVICES - 0.6%
61,913	Encompass Health Corporation	6,571,446

	HOME CONSTRUCTION - 1.9%
154,616	DR Horton, Inc.	22,269,342

	INDUSTRIAL REIT - 5.6%
177,885	EastGroup Properties, Inc.	31,688,434
259,481	Prologis, Inc.	33,125,344
		64,813,778
	INDUSTRIAL SUPPORT SERVICES - 2.8%
91,181	Applied Industrial Technologies, Inc.	23,412,545
10,690	United Rentals, Inc.	8,651,631
		32,064,176
	INSTITUTIONAL FINANCIAL SERVICES - 6.7%
172,973	Houlihan Lokey, Inc.	30,130,167
487,168	Nasdaq, Inc.	47,318,628
		77,448,795
	INSURANCE - 2.2%
97,220	Arthur J. Gallagher & Company	25,159,564

	MACHINERY - 3.4%
74,132	IDEX Corporation	13,191,048
250,038	Pentair PLC	26,038,957
		39,230,005
	MEDICAL EQUIPMENT & DEVICES - 5.6%
19,974	Mettler-Toledo International, Inc.(a)	27,847,551
144,840	STERIS plc	36,719,837
		64,567,388
	OIL & GAS PRODUCERS - 8.7%
176,695	DT Midstream, Inc.	21,146,858
293,211	EQT Corporation	15,716,110

See accompanying notes which are an integral part of these financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	OIL & GAS PRODUCERS - 8.7% (Continued)
188,845	Targa Resources Corporation	$34,841,903
474,177	Williams Companies, Inc. (The)	28,502,779
		100,207,650
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
244,425	Baker Hughes Company	11,131,114
621,778	Liberty Energy, Inc., Class A	11,478,022
		22,609,136
	RETAIL - DISCRETIONARY - 5.8%
120,664	Ferguson Enterprises, Inc.	26,863,426
55,185	Group 1 Automotive, Inc.	21,704,261
53,078	Lithia Motors, Inc.	17,639,412
		66,207,099
	SEMICONDUCTORS - 6.2%
29,952	KLA Corporation	36,394,076
75,409	Lam Research Corporation	12,908,513
19,540	Monolithic Power Systems, Inc.	17,710,274
29,679	Teradyne, Inc.	5,744,667
		72,757,530
	SOFTWARE - 4.1%
64,321	Roper Technologies, Inc.	28,631,207
40,813	Tyler Technologies, Inc.(a)	18,527,061
		47,158,268
	TECHNOLOGY HARDWARE - 3.6%
11,212	Fabrinet(a)	5,104,599
136,067	Flex Ltd.(a)	8,221,168
45,097	Garmin Ltd.	9,147,926
48,052	Motorola Solutions, Inc.	18,419,293
		40,892,986
	TECHNOLOGY SERVICES - 2.1%
27,002	MSCI, Inc.	15,491,857
36,879	Verisk Analytics, Inc.	8,249,464
		23,741,321

See accompanying notes which are an integral part of these financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TRANSPORTATION & LOGISTICS - 2.2%
159,831	Old Dominion Freight Line, Inc.	$25,061,501

	TOTAL COMMON STOCKS (Cost $942,474,913)	1,139,197,286

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
119,360	Fidelity Money Market Government Portfolio, Class I, 3.64% (Cost $119,360)(c)	119,360

	TOTAL INVESTMENTS - 98.9% (Cost $942,594,273)	$1,139,316,646
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	12,423,317
	NET ASSETS - 100.0%	$1,151,739,963

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2%
	AEROSPACE & DEFENSE - 3.3%
5,278	Axon Enterprise, Inc.(a)	$2,997,535

	BIOTECH & PHARMA - 4.3%
130,856	Beta Bionics, Inc.(a)	3,987,182

	ELECTRICAL EQUIPMENT - 3.9%
6,149	Generac Holdings, Inc.(a)	838,539
16,739	Vertiv Holdings Company, Class A	2,711,885
		3,550,424
	ENGINEERING & CONSTRUCTION - 0.8%
2,313	Sterling Infrastructure, Inc.(a)	708,310

	INDUSTRIAL INTERMEDIATE PROD - 3.0%
45,879	Xometry, Inc., Class A(a)	2,728,424

	MEDICAL EQUIPMENT & DEVICES - 4.1%
36,039	Guardant Health, Inc.(a)	3,681,023

	OIL & GAS SERVICES & EQUIPMENT - 1.2%
57,712	Liberty Energy, Inc., Class A	1,065,364

	SEMICONDUCTORS - 18.4%
2,678	Advanced Micro Devices, Inc.(a)	573,520
537	ASML Holding N.V. - ADR	574,515
2,399	Broadcom, Inc.	830,294
8,952	Coherent Corp.(a)	1,652,271
1,993	Impinj, Inc.(a)	346,802
486	KLA Corporation	590,529
8,408	Lam Research Corporation	1,439,281
27,902	Lattice Semiconductor Corporation(a)	2,053,029
1,945	Monolithic Power Systems, Inc.	1,762,870
5,552	NVIDIA Corporation	1,035,448
10,321	Rambus, Inc.(a)	948,397
3,123	SiTime Corporation(a)	1,103,012

See accompanying notes which are an integral part of these financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SEMICONDUCTORS - 18.4% (Continued)
12,502	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	$3,799,233
		16,709,201
	SOFTWARE - 36.2%
23,919	Confluent, Inc., Class A(a)	723,311
1,059	Constellation Software, Inc.	2,541,328
4,005	CyberArk Software Ltd.(a)	1,786,470
11,384	Doximity, Inc., Class A(a)	504,083
12,771	Gitlab, Inc., Class A(a)	479,296
6,979	Guidewire Software, Inc.(a)	1,402,849
7,282	HubSpot, Inc.(a)	2,922,267
5,445	Intuit, Inc.	3,606,877
10,037	JFrog Ltd.(a)	626,911
11,803	Klaviyo, Inc., Class A(a)	383,243
6,395	Life360, Inc.(a)	410,175
4,430	MongoDB, Inc.(a)	1,859,227
18,433	Nebius Group N.V., Class A(a)	1,542,934
3,366	Palo Alto Networks, Inc.(a)	620,017
10,559	Procore Technologies, Inc.(a)	768,062
8,791	Rubrik, Inc., Class A(a)	672,336
52,553	Samsara, Inc., Class A(a)	1,863,004
28,850	ServiceNow, Inc.(a)	4,419,531
28,429	ServiceTitan, Inc., Class A(a)	3,027,688
12,801	Shopify, Inc., Class A(a)	2,060,577
2,682	Snowflake, Inc.(a)	588,324
		32,808,510
	TECHNOLOGY HARDWARE - 16.3%
21,205	Arista Networks, Inc.(a)	2,778,491
6,756	Ciena Corporation(a)	1,580,026
13,462	Credo Technology Group Holding Ltd.(a)	1,937,047
4,317	Fabrinet(a)	1,965,444
27,456	Flex Ltd.(a)	1,658,891
4,965	InterDigital, Inc.	1,580,757
4,951	Lumentum Holdings, Inc.(a)	1,824,889

See accompanying notes which are an integral part of these financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TECHNOLOGY HARDWARE - 16.3% (Continued)
22,557	Pure Storage, Inc., Class A(a)			$1,511,545
				14,837,090
	TECHNOLOGY SERVICES - 6.7%
156,895	Adyen N.V. - ADR(a)			2,505,613
99,020	Toast, Inc., Class A(a)			3,516,200
				6,021,813

	TOTAL COMMON STOCKS (Cost $69,072,888)			89,094,876

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	ASSET MANAGEMENT — 0.8%
750,000	Vision Fund International(b),(c),(d)	5.0000	12/01/28	749,017

	TOTAL CORPORATE BONDS (Cost $750,000)			749,017

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS - 0.0% (e)
13,381	Fidelity Money Market Government Portfolio Class I, 3.64% (Cost $13,381)(f)			13,381

	TOTAL INVESTMENTS - 99.0% (Cost $69,836,269)			$89,857,274
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			940,717
	NET ASSETS - 100.0%			$90,797,991

ADR	- American Depositary Receipt

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Private investment.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2025, was $749,017, representing 0.8% of net assets.

(d)	Restricted security.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.4%
	ADVERTISING & MARKETING - 0.2%
128,676	Trade Desk, Inc. (The), Class A(a)	$4,884,541

	AEROSPACE & DEFENSE - 1.2%
64,205	Axon Enterprise, Inc.(a)	36,463,946

	BIOTECH & PHARMA - 16.4%
75,482	Argenx S.E. - ADR(a)	63,476,588
355,738	Axsome Therapeutics, Inc.(a)	64,971,988
599,317	Celldex Therapeutics, Inc.(a)	16,277,450
1,344,376	Collegium Pharmaceutical, Inc.(a)	62,244,609
175,194	Insmed, Inc.(a)	30,490,764
1,309,135	Mirum Pharmaceuticals, Inc.(a)	103,408,574
1,460,906	Scholar Rock Holding Corporation(a)	64,352,909
460,684	TransMedics Group, Inc.(a)	56,042,208
376,068	Vaxcyte, Inc.(a)	17,351,777
		478,616,867
	COMMERCIAL SUPPORT SERVICES - 1.8%
306,479	Waste Connections, Inc.	53,744,157

	CONSTRUCTION MATERIALS - 1.6%
166,555	Vulcan Materials Company	47,504,817

	E-COMMERCE DISCRETIONARY - 1.6%
1,388,791	Chewy, Inc., Class A(a)	45,899,543

	ELECTRIC UTILITIES - 2.5%
51,151	Talen Energy Corporation(a)	19,173,441
333,361	Vistra Corporation	53,781,130
		72,954,571
	ELECTRICAL EQUIPMENT - 7.1%
135,153	Bloom Energy Corporation, Class A(a)	11,743,444
119,355	GE Vernova, Inc.	78,006,847
86,685	Generac Holdings, Inc.(a)	11,821,234
48,962	Rockwell Automation, Inc.	19,049,645

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	ELECTRICAL EQUIPMENT - 7.1% (Continued)
189,717	Trane Technologies PLC	$73,837,857
86,292	Vertiv Holdings Company, Class A	13,980,167
		208,439,194
	ENGINEERING & CONSTRUCTION - 1.9%
479,463	Frontdoor, Inc.(a)	27,660,220
67,645	Quanta Services, Inc.	28,550,249
		56,210,469
	FOOD - 0.6%
511,954	Vital Farms, Inc.(a)	16,351,811

	GAS & WATER UTILITIES - 0.8%
535,784	NiSource, Inc.	22,374,340

	HOME CONSTRUCTION - 1.0%
211,004	DR Horton, Inc.	30,390,906

	INDUSTRIAL INTERMEDIATE PROD - 5.8%
2,860,079	Xometry, Inc., Class A(a)	170,088,898

	INDUSTRIAL SUPPORT SERVICES - 5.0%
690,508	Fastenal Company	27,710,086
519,570	RB Global, Inc.	53,448,166
79,189	United Rentals, Inc.	64,089,241
		145,247,493
	MACHINERY - 0.5%
108,663	Xylem Inc	14,797,727

	MEDICAL EQUIPMENT & DEVICES - 15.2%
2,766,154	Beta Bionics Inc.(a),(b),(c),(e)	84,284,712
180,000	Beta Bionics, Inc.(a)	5,484,600
219,392	DexCom, Inc.(a)	14,561,047
1,718,690	Guardant Health, Inc.(a)	175,546,997
147,000	Inspire Medical Systems, Inc.(a)	13,557,810
57,024	Intuitive Surgical, Inc.(a)	32,296,113

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 15.2% (Continued)
464,252	iRhythm Technologies, Inc.(a)	$82,376,875
25,043	Mettler-Toledo International, Inc.(a)	34,914,700
		443,022,854
	OIL & GAS PRODUCERS - 2.0%
162,750	DT Midstream, Inc.	19,477,920
214,336	Targa Resources Corporation	39,544,992
		59,022,912
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
1,092,595	Liberty Energy, Inc., Class A	20,169,304

	RETAIL - DISCRETIONARY - 3.4%
86,692	Lithia Motors, Inc.	28,810,352
121,288	Lowe’s Companies, Inc.	29,249,814
450,495	O’Reilly Automotive, Inc.(a)	41,089,649
		99,149,815
	SEMICONDUCTORS - 10.7%
65,539	ASML Holding N.V. - ADR	70,117,555
519,244	Lam Research Corporation	88,884,188
586,648	Lattice Semiconductor Corporation(a)	43,165,560
39,318	Monolithic Power Systems, Inc.	35,636,262
110,283	NVIDIA Corporation	20,567,779
151,204	SiTime Corporation(a)	53,403,741
		311,775,085
	SOFTWARE - 8.6%
19,414	Crowdstrike Holdings, Inc., Class A(a)	9,100,507
45,656	CyberArk Software Ltd.(a)	20,365,315
230,946	Datadog, Inc., Class A(a)	31,406,347
1,205,139	Global-e Online Ltd.(a)	47,374,014
80,944	HubSpot, Inc.(a)	32,482,827
90,530	Monday.com Ltd.(a)	13,358,607
50,658	MongoDB, Inc.(a)	21,260,656
121,998	Palo Alto Networks, Inc.(a)	22,472,032
86,425	Roper Technologies, Inc.	38,470,360

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 95.4% (Continued)
	SOFTWARE - 8.6% (Continued)
148,613	ServiceTitan, Inc., Class A(a)			$15,827,284
				252,117,949
	TECHNOLOGY SERVICES - 4.7%
33,778	Adyen N.V.(a)			54,563,851
2,352,452	Toast, Inc., Class A(a)			83,535,571
				138,099,422
	TRANSPORTATION & LOGISTICS - 2.1%
390,981	Old Dominion Freight Line, Inc.			61,305,821

	TOTAL COMMON STOCKS (Cost $1,431,010,583)			2,788,632,442

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.2%
	BIOTECH & PHARMA - 0.2%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			4,663,883

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			4,663,883

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.1%
	ASSET MANAGEMENT — 1.1%
3,000,000	CI Credit GP, LLC(c),(d),(e),(f)	5.5000	12/15/30	3,000,000
2,000,000	Hope Global Investments(c),(d),(e)	4.0000	01/07/28	1,967,882
5,000,000	Vision Fund International(c),(d),(e)	3.2230	12/15/26	4,927,330
5,000,000	Vision Fund International(c),(d),(e)	4.7500	03/31/28	4,980,030
5,000,000	Vision Fund International(c),(d),(e)	5.5000	06/30/28	5,000,000
5,000,000	Vision Fund International(c),(d),(e)	5.0000	12/01/28	4,993,445
4,000,000	Vision Fund International(c),(d),(e)	5.0000	06/01/29	3,977,312
5,000,000	Vision Fund International(c),(d),(e),(f)	5.1000	12/15/29	5,000,000
				33,845,999
	TOTAL CORPORATE BONDS (Cost $34,000,000)			33,845,999

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
5,556,440	Fidelity Money Market Government Portfolio, Class I, 3.64% (Cost $5,556,440)(g)	5,556,440

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,556,440)	5,556,440

	TOTAL INVESTMENTS – 96.9% (Cost $1,470,567,023)	$2,832,698,764
	OTHER ASSETS IN EXCESS OF LIABILITES - 3.1%	90,507,604
	NET ASSETS - 100.0%	$2,923,206,368

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.E.	- Societas Europaea

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2025, was $122,794,594, representing 4.2% of net assets.

(d)	Private investment.

(e)	Restricted security.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.

(g)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.7%
	BIOTECH & PHARMA - 69.6%
327,851	Abivax S.A. - ADR(a)	$44,212,347
3,364,067	ADC Therapeutics S.A.(a)	11,875,157
33,093	Alnylam Pharmaceuticals, Inc.(a)	13,159,431
1,512,444	Amylyx Pharmaceuticals, Inc.(a)	18,270,324
436,015	Apogee Therapeutics, Inc.(a)	32,910,412
44,911	Argenx S.E. - ADR(a)	37,767,905
370,000	Arrowhead Pharmaceuticals, Inc.(a)	24,564,300
523,822	Avidity Biosciences, Inc.(a)	37,783,281
211,471	Axsome Therapeutics, Inc.(a)	38,623,064
328,624	BeLite Bio Inc(a)	52,566,695
54,467	Belite Bio, Inc. - ADR(a)	8,712,541
362,130	Bridgebio Pharma, Inc.(a)	27,699,324
103,013	Bright Minds Biosciences, Inc.(a)	8,039,135
1,037,000	CelldexTherapeutics, Inc. (a)	28,164,920
312,015	CG oncology, Inc.(a)	12,954,863
517,159	Collegium Pharmaceutical, Inc.(a)	23,944,462
1,257,000	Cybin, Inc.(a)	10,282,260
479,028	Cytokinetics, Inc.(a)	30,437,439
395,235	Disc Medicine, Inc.(a)	31,385,611
679,173	Dyne Therapeutics, Inc.(a)	13,284,624
568,310	Edgewise Therapeutics, Inc.(a)	14,102,613
950,000	Engene Holdings, Inc.(a)	8,578,500
961,525	Evommune, Inc.(a)	16,461,308
284,069	Ideaya Biosciences, Inc.(a)	9,820,265
2,549,019	Immix Biopharma, Inc.(a)	13,331,369
305,603	Insmed, Inc.(a)	53,187,146
5,809,256	Invivyd, Inc.(a)	14,348,862
575,000	Ionis Pharmaceuticals, Inc.(a)	45,488,250
626,000	Kymera Therapeutics, Inc.(a)	48,709,060
324,041	Maze Therapeutics, Inc.(a)	13,425,019
890,000	MBX Biosciences, Inc.(a)	28,070,600
770,383	Mirum Pharmaceuticals, Inc.(a)	60,852,553
1,297,893	Nurix Therapeutics, Inc.(a)	24,621,030
569,000	Olema Pharmaceuticals, Inc.(a)	14,225,000

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	BIOTECH & PHARMA - 69.6% (Continued)
951,433	ORIC Pharmaceuticals, Inc.(a)	$7,782,722
4,285,000	Ovid Therapeutics, Inc.(a),(c),(f)	6,984,550
101,748	Palvella Therapeutics, Inc.(a)	10,649,963
67,100	Praxis Precision Medicines, Inc.(a)	19,777,054
377,089	REVOLUTION Medicines, Inc.(a)	30,035,139
954,625	Scholar Rock Holding Corporation(a)	42,051,231
639,045	Sionna Therapeutics, Inc.(a)	26,290,311
1,237,492	Syndax Pharmaceuticals, Inc.(a)	25,999,707
716,414	TG Therapeutics, Inc.(a)	21,356,301
82,628	TransMedics Group, Inc.(a)	10,051,696
2,622,306	Trevi Therapeutics, Inc.(a)	32,831,271
497,912	uniQure N.V.(a)	11,915,034
47,004	United Therapeutics Corporation(a)	22,902,699
536,726	Vaxcyte, Inc.(a)	24,764,538
500,000	WaVe Life Sciences Ltd.(a)	8,500,000
		1,173,751,886
	MEDICAL EQUIPMENT & DEVICES - 22.2%
1,768,644	Beta Bionics Inc.(a),(b),(c),(f)	53,890,583
120,000	Beta Bionics, Inc.(a)	3,656,400
305,000	Castle Biosciences, Inc.(a)	11,864,500
312,585	Celcuity, Inc.(a)	31,177,228
252,611	DexCom, Inc.(a)	16,765,792
254,546	Exact Sciences Corporation(a)	25,851,692
289,275	Glaukos Corporation(a)	32,662,040
737,810	Guardant Health, Inc.(a)	75,359,913
291,658	Inspire Medical Systems, Inc.(a)	26,899,617
223,127	iRhythm Technologies, Inc.(a)	39,591,655
1,269,338	Kestra Medical Technologies, Inc.(a)	33,662,844
569,782	Veracyte, Inc.(a)	23,987,822
		375,370,086
	SOFTWARE - 1.9%
505,989	HeartFlow, Inc.(a)	14,749,579
737,694	Privia Health Group, Inc.(a)	17,490,725
		32,240,304

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 93.7% (Continued)
	TOTAL COMMON STOCKS (Cost $1,058,468,355)			$1,581,362,276

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.3%
	BIOTECH & PHARMA - 0.3%
396,160	Metsera, Inc. - CVR(a),(c),(e),(f)			3,862,560
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			1,790,254

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			5,652,814

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PRIVATE INVESTMENTS — 2.9%
	BIOTECH & PHARMA – 2.3%
20,482,289	Avalyn Pharma Inc. Series C1(a),(c),(d),(e),(f)	8.00%		16,310,047
4,060,259	Avalyn Pharma Inc. Series D1(a),(c),(d),(e),(f)	8.00%		3,233,184
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(c),(d),(e),(f)			—
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)			401,925
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)			401,925
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)			146,334
2,479,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)			199,345
1,017,770	Evida BioSciences, Inc. (a),(b),(c),(d),(e),(f)			980,825
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)			1,503,659
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)			1,236,342
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)			2,870,854
930,436	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)	6.00%		2,276,949
133,941	Freenome Holdings, Inc. Series F(a),(c),(d),(e),(f)	6.00%		327,778
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	$0.08		—
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	$0.0944		971,649
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)	$0.0944		485,824
374,442	Kardigan Inc. Series B(a),(c),(d),(e),(f)			7,999,983
763,319	Kojin Therapeutics(a),(c),(d),(e),(f)	3.00%		—
763,319	Kojin Therapeutics, Inc.(a),(c),(d),(e),(f)	3.00%		—
				39,346,623

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PRIVATE INVESTMENTS — 2.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.6%
15,450,219	Kardium Inc. Series D-8 (a),(c),(d),(e),(f)	8.00%		$10,000,000

	TOTAL PRIVATE INVESTMENTS (Cost $96,754,558)			49,346,623

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(g)
	BIOTECH & PHARMA — 0.0%(g)
3,500,000	Biosplice Therapeutics Inc. Series C PIK(c),(d),(e),(f)	10.5000	03/12/26	242,533

	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)			242,533

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.2%
	BIOTECH & PHARMA - 0.2%
111,191	BiospliceTherapeutics, Inc. Series C Warrant (a),(c),(d),(e),(f)	09/12/2027	$0.98	—
2,856,666	Ovid Therapeutics Inc. Series A Warrant(a),(c),(d),(e),(f)	10 /4/2030	1.40	1,863,975
2,142,500	Ovid Therapeutics Inc. Series BWarrant (a),(c),(d),(e),(f)	10 /4/2030	1.40	1,397,981
				3,261,956

	TOTAL WARRANT (Cost $–)			3,261,956

Shares				Fair Value
	MONEY MARKET FUNDS - 0.2%
3,628,600	Fidelity Money Market Government Portfolio, Class I, 3.64% (Cost $3,628,600)(h)			$3,628,600

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,628,600)			3,628,600

	TOTAL INVESTMENTS - 97.3% (Cost $1,162,351,513)			$1,643,494,802
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%			44,951,361
	NET ASSETS - 100.0%			$1,688,446,163

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

PIK	- Payment in Kind

SE.	- Societas Europaea

(a)	Non-income producing security.

(b)	Affiliated company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2025, was $119,379,059, representing 7.1% of net assets.

(d)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	BANKING - 1.4%
142,022	Huntington Bancshares Inc	$2,464,082

	BIOTECH & PHARMA - 5.6%
4,261	Amgen, Inc.	1,394,668
2,514	Eli Lilly & Company	2,701,746
148,912	Royalty Pharma plc, Class A	5,753,960
		9,850,374
	CHEMICALS - 5.7%
17,030	Linde PLC	7,261,422
8,762	Sherwin-Williams Company (The)	2,839,151
		10,100,573
	COMMERCIAL SUPPORT SERVICES - 0.7%
5,439	Republic Services, Inc.	1,152,687

	CONTAINERS & PACKAGING - 0.7%
30,275	International Paper Company	1,192,532

	ELECTRIC UTILITIES - 8.7%
15,190	Constellation Energy Corporation	5,366,171
23,151	Entergy Corporation	2,139,847
33,422	NextEra Energy, Inc.	2,683,118
49,858	Southern Company (The)	4,347,618
2,382	Talen Energy Corporation(a)	892,869
		15,429,623
	ELECTRICAL EQUIPMENT - 7.6%
10,485	GE Vernova, LLC	6,852,681
17,164	Trane Technologies PLC	6,680,229
		13,532,910
	HOME CONSTRUCTION - 1.2%
15,145	DR Horton, Inc.	2,181,334

	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,186	United Rentals, Inc.	1,769,174

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSURANCE - 1.4%
9,291	Arthur J. Gallagher & Company	$2,404,418

	MACHINERY - 0.7%
2,038	Caterpillar, Inc.	1,167,509

	MEDICAL EQUIPMENT & DEVICES - 5.2%
23,226	Boston Scientific Corporation(a)	2,214,599
39,251	Medtronic PLC	3,770,451
2,315	Mettler-Toledo International, Inc.(a)	3,227,550
		9,212,600
	OIL & GAS PRODUCERS - 2.1%
60,643	Williams Companies, Inc. (The)	3,645,251

	RETAIL - DISCRETIONARY - 7.3%
8,880	Ferguson Enterprises, Inc.	1,976,954
8,655	Home Depot, Inc. (The)	2,978,185
8,355	Lowe’s Companies, Inc.	2,014,892
64,816	O’Reilly Automotive, Inc.(a)	5,911,867
		12,881,898
	SEMICONDUCTORS - 18.8%
10,169	Advanced Micro Devices, Inc.(a)	2,177,793
26,003	Broadcom, Inc.	8,999,638
2,213	KLA Corporation	2,688,972
12,765	Lam Research Corporation	2,185,113
943	Monolithic Power Systems, Inc.	854,697
64,173	NVIDIA Corporation	11,968,265
14,199	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,314,934
		33,189,412
	SOFTWARE - 13.1%
11,942	Cadence Design Systems, Inc.(a)	3,732,830
8,316	Intuit, Inc.	5,508,685
11,236	Palo Alto Networks, Inc.(a)	2,069,671
10,938	Roper Technologies, Inc.	4,868,832
11,688	SAP S.E. - ADR	2,839,132

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SOFTWARE - 13.1% (Continued)
26,975	ServiceNow, Inc.(a)	$4,132,300
		23,151,450
	SPECIALTY FINANCE - 5.7%
27,499	American Express Company	10,173,255

	TECHNOLOGY HARDWARE - 4.5%
25,743	Arista Networks, Inc.(a)	3,373,105
14,340	Dell Technologies, Inc., Class C	1,805,119
7,409	Motorola Solutions, Inc.	2,840,018
		8,018,242
	TECHNOLOGY SERVICES - 5.4%
5,929	CDW Corporation	807,530
16,771	S&P Global, Inc.	8,764,357
		9,571,887
	TRANSPORTATION & LOGISTICS - 1.0%
12,086	Old Dominion Freight Line, Inc.	1,895,085

	TOTAL COMMON STOCKS (Cost $147,979,895)	172,984,296

	TOTAL INVESTMENTS - 97.8% (Cost $147,979,895)	$172,984,296
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	3,884,836
	NET ASSETS - 100.0%	$176,869,132

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

PLC	- Public Limited Company

S.E.	- Societas Europaea

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.0%
	AUTO LOAN — 1.0%
2,070,000	CarMax Auto Owner Trust 2024-2 D		6.4200	10/15/30	$2,134,297

	OTHER ABS — 1.0%
1,975,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	4.7840	04/17/28	1,976,631

	TOTAL ASSET BACKED SECURITIES (Cost $4,099,666)				4,110,928

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6%
	ASSET MANAGEMENT — 1.1%
1,000,000	CI Credit GP, LLC(c),(d),(e),(f)		5.5000	12/15/30	1,000,000
750,000	Hope Global Investments(c),(d),(e)		4.6000	10/10/28	741,233
500,000	Hope Global Investments(c),(d),(e)		5.0000	09/11/29	494,738
					2,235,971
	BANKING — 9.4%
2,500,000	Fifth Third Bancorp(b)	SOFRRATE + 0.685%	1.7070	11/01/27	2,453,080
2,575,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	2,666,704
1,000,000	Huntington Bancshares, Inc.		2.5500	02/04/30	934,263
2,000,000	Huntington Bancshares, Inc.(b)	H15T5Y + 2.653%	6.2500	Perpetual	2,009,050
3,225,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	3,276,789
2,500,000	M&T BANK CORPORATION(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,541,137
2,750,000	Royal Bank of Canada		1.1500	07/14/26	2,711,780
2,800,000	Truist Financial Corporation Series I(b)	SOFRRATE + 1.309%	5.0710	05/20/31	2,879,737
					19,472,540
	BIOTECH & PHARMA — 1.0%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	2,000,099

	CHEMICALS — 0.9%
1,850,000	Sherwin-Williams Company (The)		4.5500	03/01/28	1,873,394

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.7%
1,500,000	Waste Management, Inc.		4.9500	07/03/27	$1,526,088

	CONSTRUCTION MATERIALS — 1.8%
1,725,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	1,728,886
1,900,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	1,978,953
					3,707,839
	ELECTRIC UTILITIES — 9.2%
2,000,000	AES Corporation (The)		1.3750	01/15/26	1,997,723
2,325,000	Ameren Illinois Company		3.8000	05/15/28	2,321,197
2,000,000	Constellation Energy Generation, LLC		5.6000	03/01/28	2,065,004
3,250,000	Duke Energy Florida, LLC		2.5000	12/01/29	3,071,900
1,525,000	Georgia Power Company Series 2016-A		3.2500	04/01/26	1,522,614
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,625,944
2,700,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	2,765,469
1,000,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	1,019,388
1,750,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,726,019
					19,115,258
	ELECTRICAL EQUIPMENT — 1.2%
2,475,000	Lennox International, Inc.		5.5000	09/15/28	2,557,771

	ENGINEERING & CONSTRUCTION — 3.0%
1,550,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,556,953
2,375,000	MasTec, Inc.(a)		4.5000	08/15/28	2,363,959
2,000,000	Quanta Services, Inc.		4.7500	08/09/27	2,026,018
					5,946,930
	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
2,175,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	2,109,939

	HOME & OFFICE PRODUCTS — 0.6%
1,250,000	Somnigroup International, Inc.(a)		4.0000	04/15/29	1,219,681

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	HOME CONSTRUCTION — 1.6%
1,700,000	M/I Homes, Inc.		4.9500	02/01/28	$1,703,591
1,600,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	1,590,270
					3,293,861
	INDUSTRIAL SUPPORT SERVICES — 0.8%
1,575,000	United Rentals North America, Inc.		3.8750	11/15/27	1,565,434

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
2,500,000	Nasdaq, Inc.		5.3500	06/28/28	2,581,494

	INSURANCE — 4.5%
2,750,000	Aflac, Inc.		1.1250	03/15/26	2,735,679
2,650,000	Assurant, Inc.		3.7000	02/22/30	2,576,897
2,500,000	Brown & Brown, Inc.		4.5000	03/15/29	2,513,923
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,414,831
					9,241,330
	MACHINERY — 1.8%
1,700,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,661,143
2,250,000	Xylem, Inc.		1.9500	01/30/28	2,160,914
					3,822,057
	OIL & GAS PRODUCERS — 5.3%
2,500,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,506,963
2,350,000	ConocoPhillips Company		4.7000	01/15/30	2,396,577
2,275,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,209,832
1,400,000	EQT Corporation		5.7000	04/01/28	1,446,254
2,525,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	2,455,866
					11,015,492
	REAL ESTATE INVESTMENT TRUSTS — 6.4%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,673,149
2,000,000	American Tower Corporation		5.2500	07/15/28	2,057,403
3,000,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,636,864
2,500,000	Equinix, Inc.		1.5500	03/15/28	2,373,317
412,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	427,958

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 6.4% (Continued)
1,500,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	$1,508,759
2,500,000	Welltower OP, LLC		2.7000	02/15/27	2,468,512
					13,145,962
	REAL ESTATE SERVICES — 1.3%
2,625,000	CBRE Services, Inc.		4.8000	06/15/30	2,665,265

	RETAIL - DISCRETIONARY — 5.3%
1,600,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,601,141
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,525,773
1,800,000	Builders FirstSource, Inc.(a)		5.0000	03/01/30	1,796,118
2,400,000	Home Depot, Inc. (The)		4.7500	06/25/29	2,463,205
2,650,000	Lowe’s Companies, Inc.		4.2500	03/15/31	2,642,367
					11,028,604
	SEMICONDUCTORS — 3.3%
2,000,000	Amkor Technology, Inc.(a)		5.8750	10/01/33	2,043,757
1,000,000	Broadcom, Inc.		4.1100	09/15/28	1,003,290
2,675,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	2,424,693
1,325,000	Synaptics, Inc.(a)		4.0000	06/15/29	1,284,092
					6,755,832
	SOFTWARE — 2.0%
2,675,000	Roper Technologies, Inc.		4.2000	09/15/28	2,684,177
1,400,000	Workday, Inc.		3.5000	04/01/27	1,392,538
					4,076,715
	SPECIALTY FINANCE — 1.4%
1,750,000	American Express Company(b)	SOFRRATE + 0.810%	4.3510	07/20/29	1,763,645
1,150,000	American Express Company(b)	SOFRINDX + 1.020%	5.0850	01/30/31	1,186,761
					2,950,406
	TECHNOLOGY SERVICES — 1.2%
2,575,000	Verisk Analytics, Inc.		4.1250	03/15/29	2,572,674

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 66.6% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.6%
1,250,000	Sysco Corporation		2.4000	02/15/30	$1,165,047

	TOTAL CORPORATE BONDS (Cost $135,922,202)				137,645,683

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.0%
	COUNTY — 0.5%
1,115,000	City & County of Honolulu, HI		2.5180	10/01/26	1,106,319

	SINGLE-FAMILY HOUSING — 2.5%
305,000	Illinois Housing Development Authority		5.0940	04/01/30	313,577
1,000,000	Illinois Housing Development Authority		5.2440	04/01/31	1,043,275
525,000	Illinois Housing Development Authority		5.0530	04/01/32	539,559
25,000	Maryland Community Development Administration		3.2420	09/01/48	24,936
490,000	Ohio Housing Finance Agency		6.2500	03/01/32	540,067
2,150,000	Virginia Housing Development Authority		4.8570	10/01/29	2,212,228
500,000	Virginia Housing Development Authority		4.9140	04/01/30	515,708
					5,189,350
	TOTAL MUNICIPAL BONDS (Cost $6,175,974)				6,295,669

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.3%
	AGENCY FIXED RATE — 12.7%
2,529,496	Fannie Mae Pool MA5589		4.5000	01/01/40	2,534,608
1,987,030	Fannie Mae Pool MA5914		4.0000	12/01/40	1,963,923
1,742,889	Fannie Mae Pool MA5072		5.5000	06/01/53	1,774,818
1,706,168	Fannie Mae Pool CB7331		5.5000	10/01/53	1,739,001
1,358,075	Fannie Mae Pool MA5165		5.5000	10/01/53	1,382,328
791,404	Fannie Mae Pool FS9447		6.0000	12/01/53	815,700
1,788,787	Freddie Mac Pool SB8333		4.5000	10/01/39	1,792,401
2,885,859	Freddie Mac Pool SB8355		3.5000	12/01/39	2,810,146
2,243,980	Freddie Mac Pool SB8346		4.0000	12/01/39	2,218,412
2,289,341	Freddie Mac Pool SB8347		4.0000	01/01/40	2,263,256

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 26.1% (Continued)
	AGENCY FIXED RATE — 12.7% (Continued)
1,452,457	Freddie Mac Pool SB1623		4.0000	08/01/40	$1,435,908
1,733,111	Freddie Mac Pool RR0036		4.0000	11/01/40	1,712,957
2,000,000	Freddie Mac Pool RR0053		4.5000	01/01/41	2,003,580
959,726	Freddie Mac Pool SD8258		5.0000	10/01/52	962,758
873,306	Ginnie Mae II Pool MA7107		2.5000	01/20/36	830,129
					26,239,925
	AGENCY HYBRID ARMS — 0.0%(g)
4,827	Ginnie Mae II Pool 82903(b)	H15T1Y + 1.500%	5.3750	08/20/41	4,935

	ARMS — 0.0%(g)
780	Fannie Mae Pool 791573(b)	H15T1Y + 2.170%	6.1700	08/01/34	801
7,691	Ginnie Mae II Pool 80569(b)	H15T1Y + 1.500%	5.6250	01/20/32	7,777
895	Ginnie Mae II Pool 80659(b)	H15T1Y + 1.500%	4.7500	12/20/32	904
					9,482
	GOVERNMENT OWNED, NO GUARANTEE — 7.5%
2,750,000	Federal Home Loan Mortgage Corporation		6.7500	03/15/31	3,137,928
2,500,000	Federal National Mortgage Association		6.2500	05/15/29	2,711,886
2,750,000	Federal National Mortgage Association		7.1250	01/15/30	3,107,127
1,500,000	Federal National Mortgage Association		7.2500	05/15/30	1,716,058
2,500,000	Federal National Mortgage Association		6.6250	11/15/30	2,822,204
2,000,000	Federal National Mortgage Association		4.0300	12/11/30	1,994,795
					15,489,998
	GOVERNMENT SPONSORED — 5.9%
1,250,000	Federal Farm Credit Banks Funding Corporation		3.5000	06/23/27	1,249,553
2,250,000	Federal Farm Credit Banks Funding Corporation		4.3750	02/28/28	2,285,213
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7800	06/08/28	1,494,084
1,250,000	Federal Farm Credit Banks Funding Corporation		3.3750	10/24/28	1,245,141
1,750,000	Federal Farm Credit Banks Funding Corporation		4.0000	04/01/30	1,772,160
1,500,000	Federal Farm Credit Banks Funding Corporation		1.4500	06/11/30	1,353,444

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 26.1% (Continued)
	GOVERNMENT SPONSORED — 5.9% (Continued)
1,000,000	Federal Farm Credit Banks Funding Corporation		4.0000	01/13/31	$1,010,270
1,795,000	Federal Farm Credit Banks Funding Corporation		3.2500	07/28/32	1,722,527
					12,132,392
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $53,466,458)				53,876,732

	TOTAL INVESTMENTS - 97.7% (Cost $199,664,300)				$201,929,012
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%				4,691,860
	NET ASSETS - 100.0%				$206,620,872

ABS	Asset Backed Security

LLC	Limited Liability Company

L.P.	Limited Partnership

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is $24,661,932 or 11.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2025, was $2,235,971, representing 1.1% of net assets.

(d)	Restricted security.

(e)	Private investment.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.

(g)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$332,560,962	$158,090,516	$942,594,273	$69,836,269	$1,423,779,865
Affiliated investments at cost	—	—	—	—	46,787,158
Total Investments at cost	332,560,962	158,090,516	942,594,273	69,836,269	1,470,567,023
Unaffiliated investments at value	$374,004,922	$157,697,686	$1,139,316,646	$89,857,274	$2,748,414,052
Affiliated investments at value	—	—	—	—	84,284,712
Total investments at value	374,004,922	157,697,686	1,139,316,646	89,857,274	2,832,698,764
Cash held at custodian	2,979,682	1,927,498	13,179,239	1,149,642	92,134,031
Cash held at broker	118,222	—	114,082	32,701	184,301
Receivable for Fund shares sold	302,073	184,959	754,745	19,584	2,012,726
Dividends and interest receivable	1,894,126	1,653,736	839,295	24,071	929,025
Prepaid expenses and other assets	52,706	8,877	159,992	28,322	89,944
TOTAL ASSETS	379,351,731	161,472,756	1,154,363,999	91,111,594	2,928,048,791

LIABILITIES
Payable for Fund shares redeemed	258,251	44,577	1,475,703	130,553	1,518,571
Advisory fees payable	195,828	21,750	730,971	72,971	2,487,772
Distribution (12b-1) fees payable	115,368	18,610	196,853	27,017	173,801
Compliance officer fees payable	2,035	2,046	3,445	—	—
Payable to related parties	61,537	28,340	159,618	20,191	243,544
Accrued expenses and other liabilities	49,084	74,485	57,446	62,871	418,735
TOTAL LIABILITIES	682,103	189,808	2,624,036	313,603	4,842,423
NET ASSETS	$378,669,628	$161,282,948	$1,151,739,963	$90,797,991	$2,923,206,368

Composition of Net Assets:
Paid in capital	$334,665,665	$176,615,341	$942,188,558	$102,821,010	$1,437,349,878
Accumulated earnings (losses)	44,003,963	(15,332,393)	209,551,405	(12,023,019)	1,485,856,490
NET ASSETS	$378,669,628	$161,282,948	$1,151,739,963	$90,797,991	$2,923,206,368

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2025

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$15,412,820	$38,443,997	$70,630,966	$15,775,764	$292,129,016
Shares of beneficial interest outstanding (a)	1,079,560	4,613,559	3,709,121	1,091,757	5,348,971
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$14.28	$8.33	$19.04	$14.45	$54.61

Class A Shares:
Net Assets	$41,430,329	$1,822,930	$65,793,856	$8,611,310	$329,960,163
Shares of beneficial interest outstanding (a)	2,899,650	217,823	3,453,359	596,602	6,097,385
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.29	$8.37	$19.05	$14.43	$54.12
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$15.16	$8.88	$20.21	$15.31	$57.42

Class C Shares:
Net Assets	$16,918,049	$602,938	$26,627,698	$2,018,421	$140,379,536
Shares of beneficial interest outstanding (a)	1,193,712	72,849	1,423,200	145,781	3,075,026
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$14.17	$8.28	$18.71	$13.85	$45.65

Class I Shares:
Net Assets	$304,908,430	$120,413,083	$988,687,443	$64,392,496	$2,160,737,653
Shares of beneficial interest outstanding (a)	21,381,590	14,448,851	51,872,174	4,405,150	37,943,546
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$14.26	$8.33	$19.06	$14.62	$56.95

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2025

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$1,101,913,001	$147,979,895	$199,664,300
Affiliated investments at cost	60,438,512	—	—
Investments at cost	1,162,351,513	147,979,895	199,664,300
Unaffiliated investments at value	$1,586,016,392	$172,984,296	$201,929,012
Affiliated investments at value	57,478,410	—	—
Total investments at value	1,643,494,802	172,984,296	201,929,012
Cash held at custodian	42,403,902	3,821,434	2,646,450
Cash held at broker	123,227	—	—
Receivable for securities sold	6,670,910	—	—
Receivable for Fund shares sold	741,027	298,859	357,469
Dividends and interest receivable	439,782	94,089	2,010,857
Prepaid expenses and other assets	53,491	67,659	48,241
TOTAL ASSETS	1,693,927,141	177,266,337	206,992,029

LIABILITIES
Payable for investments purchased	2,593,942	—	—
Payable for Fund shares redeemed	679,151	171,898	270,548
Advisory fees payable	1,587,433	88,224	23,467
Distribution (12b-1) fees payable	99,196	—	9,788
Compliance officer fees payable	—	1,572	1,152
Payable to related parties	170,213	27,656	26,409
Accrued expenses and other liabilities	351,043	107,855	39,793
TOTAL LIABILITIES	5,480,978	397,205	371,157
NET ASSETS	$1,688,446,163	$176,869,132	$206,620,872

Composition of Net Assets:
Paid in capital	$1,085,272,717	$152,599,943	$213,351,232
Accumulated earnings (losses)	603,173,446	24,269,189	(6,730,360)
NET ASSETS	$1,688,446,163	$176,869,132	$206,620,872

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2025

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$81,042,390	$9,355,504	$19,030,393
Shares of beneficial interest outstanding (a)	1,596,266	607,922	1,871,018
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$50.77	$15.39	$10.17

Class A Shares:
Net Assets	$141,884,929	$7,353,069	$4,782,703
Shares of beneficial interest outstanding (a)	2,818,700	479,024	468,968
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$50.34	$15.35	$10.20
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$53.41	$16.29	$10.82

Class C Shares:
Net Assets	$51,352,923	$1,709,289	$1,578,491
Shares of beneficial interest outstanding (a)	1,132,051	113,846	155,929
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$45.36	$15.01	$10.12

Class I Shares:
Net Assets	$1,414,165,921	$158,451,270	$181,229,285
Shares of beneficial interest outstanding (a)	27,125,462	10,257,197	17,331,072
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$52.13	$15.45	$10.46

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
INVESTMENT INCOME
Dividend income	$3,946,516	$—	$8,355,653	$59,276	$4,453,706
Interest	1,639,988	3,680,202	370,813	66,769	2,209,861
Less: Foreign dividend withholding taxes	—	—	—	(3,435)	(115,372)
TOTAL INVESTMENT INCOME	5,586,504	3,680,202	8,726,466	122,610	6,548,195

EXPENSES
Investment advisory fees	1,171,250	261,788	4,423,542	474,576	14,378,302
Distribution (12b-1) fees:
Class N	16,783	38,590	77,353	17,421	297,903
Class A	50,434	1,711	83,707	10,501	404,149
Class C	85,099	3,023	137,862	10,539	712,957
Shareholder servicing fees	144,541	124,831	608,884	71,122	1,165,877
Financial administration/fund accounting fees	81,005	31,932	169,183	26,102	392,619
Legal administration/management services fees	40,919	16,132	127,041	9,940	305,963
Registration fees	36,800	25,760	59,800	34,960	59,800
Transfer agent fees	26,768	16,358	48,627	15,555	117,313
Printing and postage expenses	16,589	6,751	92,000	11,371	79,896
Custodian fees	12,433	6,438	34,605	6,068	71,872
Legal fees	12,365	7,117	8,473	7,618	8,122
Compliance officer fees	11,123	8,190	21,970	4,173	39,234
Trustees fees and expenses	9,686	9,647	9,673	9,686	7,290
Audit fees	7,544	5,958	21,620	6,525	104,214
Insurance expense	6,440	1,840	10,120	1,840	55,200
Other expenses	1,840	1,840	3,680	1,840	7,360
TOTAL EXPENSES	1,731,619	567,906	5,938,140	719,837	18,208,071
Less: Fees waived/reimbursed by the Adviser	—	(129,597)	—	(28,634)	—
NET EXPENSES	1,731,619	438,309	5,938,140	691,203	18,208,071

NET INVESTMENT INCOME (LOSS)	3,854,885	3,241,893	2,788,326	(568,593)	(11,659,876)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	6,207,683	384,215	23,345,977	16,357,207	233,521,950
Net realized gain (loss):	6,207,683	384,215	23,345,977	16,357,207	233,521,950
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(925,467)	1,609,540	(10,404,501)	(8,999,792)	111,160,934
Affiliated investments (See Note 5)	—	—	—	—	44,009,510
Net change in unrealized appreciation (depreciation):	(925,467)	1,609,540	(10,404,501)	(8,999,792)	155,170,444
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	5,282,216	1,993,755	12,941,476	7,357,415	388,692,394

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,137,101	$5,235,648	$15,729,802	$6,788,822	$377,032,518

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2025

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
INVESTMENT INCOME
Dividend income	$—	$885,546	$—
Interest	1,421,298	68,405	3,985,530
Less: Foreign dividend withholding taxes	(7,938)	(3,102)	—
TOTAL INVESTMENT INCOME	1,413,360	950,849	3,985,530

EXPENSES
Investment advisory fees	7,767,275	639,596	282,579
Distribution (12b-1) fees:
Class N	69,659	9,745	18,135
Class A	149,310	7,631	5,781
Class C	223,185	7,080	8,193
Shareholder servicing fees	676,204	166,749	87,481
Financial administration/fund accounting fees	201,363	41,124	42,037
Legal administration/management services fees	147,586	18,352	19,086
Transfer agent fees	75,845	21,324	14,852
Printing and postage expenses	57,307	10,387	17,404
Registration fees	46,000	41,400	36,800
Audit fees	36,772	9,019	8,639
Custodian fees	36,058	6,004	5,005
Insurance expense	26,680	920	2,760
Compliance officer fees	20,124	7,178	7,610
Legal fees	11,686	12,302	9,263
Trustees fees and expenses	10,122	9,686	9,686
Other expenses	5,520	1,840	1,840
TOTAL EXPENSES	9,560,696	1,010,337	577,151

Less: Fees waived/reimbursed by the Adviser	—	(161,871)	(105,392)
NET EXPENSES	9,560,696	848,466	471,759

NET INVESTMENT INCOME (LOSS)	(8,147,336)	102,383	3,513,771

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	283,485,379	630,569	(15,702)
Net realized gain (loss):	283,485,379	630,569	(15,702)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	285,895,574	2,686,070	1,316,952
Affiliated investments (See Note 5)	30,025,101	—	—
Net change in unrealized appreciation (depreciation):	315,920,675	2,686,070	1,316,952

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	599,406,054	3,316,639	1,301,250

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$591,258,718	$3,419,022	$4,815,021

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$3,854,885	$7,277,439
Net realized gain	6,207,683	23,798,429
Net change in unrealized appreciation (depreciation)	(925,467)	273,040
Net increase in net assets resulting from operations	9,137,101	31,348,908

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(788,052)	(343,693)
Class A	(2,039,892)	(592,586)
Class C	(776,049)	(171,720)
Class I	(15,689,816)	(6,417,037)
Total distributions to shareholders	(19,293,809)	(7,525,036)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	1,726,826	5,425,454
Class A	6,711,943	10,050,801
Class C	1,455,278	3,676,253
Class I	36,031,999	79,882,967
Net asset value of shares issued in reinvestment of distributions:
Class N	732,406	320,908
Class A	1,916,965	541,839
Class C	742,409	161,394
Class I	14,815,582	5,855,202
Payments for shares redeemed:
Class N	(5,210,948)	(10,887,263)
Class A	(3,233,039)	(5,652,475)
Class C	(1,688,379)	(4,011,035)
Class I	(52,217,141)	(101,665,264)
Net increase (decrease) in net assets from shares of beneficial interest	1,783,901	(16,301,219)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,372,807)	7,522,653

NET ASSETS
Beginning of Period/Year	387,042,435	379,519,782
End of Period/Year	$378,669,628	$387,042,435

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	116,457	379,280
Shares Reinvested	50,927	22,262
Shares Redeemed	(353,003)	(755,446)
Net decrease in shares of beneficial interest outstanding	(185,619)	(353,904)

Class A:
Shares Sold	450,916	703,397
Shares Reinvested	133,092	37,532
Shares Redeemed	(217,221)	(393,817)
Net increase in shares of beneficial interest outstanding	366,787	347,112

Class C:
Shares Sold	98,721	256,631
Shares Reinvested	52,086	11,261
Shares Redeemed	(114,407)	(279,902)
Net increase (decrease) in shares of beneficial interest outstanding	36,400	(12,010)

Class I:
Shares Sold	2,432,045	5,556,351
Shares Reinvested	1,029,854	406,334
Shares Redeemed	(3,524,888)	(7,087,635)
Net decrease in shares of beneficial interest outstanding	(62,989)	(1,124,950)

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$3,241,893	$6,146,010
Net realized gain (loss)	384,215	(1,388,720)
Net change in unrealized appreciation	1,609,540	3,590,668
Net increase in net assets resulting from operations	5,235,648	8,347,958

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(804,288)	(1,457,744)
Class A	(33,349)	(31,197)
Class C	(10,078)	(19,228)
Class I	(2,518,491)	(4,645,541)
Total distributions to shareholders	(3,366,206)	(6,153,710)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,315,228	6,594,772
Class A	888,849	364,509
Class C	28,834	186,531
Class I	26,888,828	57,015,246
Net asset value of shares issued in reinvestment of distributions:
Class N	802,600	1,454,517
Class A	33,262	31,036
Class C	9,898	18,491
Class I	1,676,089	3,031,515
Payments for shares redeemed:
Class N	(2,760,924)	(6,539,391)
Class A	(85,753)	(38,702)
Class C	(87,504)	(61,906)
Class I	(19,066,598)	(52,785,061)
Net increase in net assets from shares of beneficial interest	10,642,809	9,271,557

TOTAL INCREASE IN NET ASSETS	12,512,251	11,465,805

NET ASSETS
Beginning of Period/Year	148,770,697	137,304,892
End of Period/Year	$161,282,948	$148,770,697

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	277,942	801,510
Shares Reinvested	96,289	177,427
Shares Redeemed	(330,950)	(796,295)
Net increase in shares of beneficial interest outstanding	43,281	182,642

Class A:
Shares Sold	105,597	44,589
Shares Reinvested	3,973	3,768
Shares Redeemed	(10,262)	(4,718)
Net increase in shares of beneficial interest outstanding	99,308	43,639

Class C:
Shares Sold	3,469	22,941
Shares Reinvested	1,196	2,273
Shares Redeemed	(10,639)	(7,652)
Net increase (decrease) in shares of beneficial interest outstanding	(5,974)	17,562

Class I:
Shares Sold	3,221,761	6,939,005
Shares Reinvested	201,077	369,931
Shares Redeemed	(2,289,580)	(6,454,977)
Net increase in shares of beneficial interest outstanding	1,133,258	853,959

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$2,788,326	$6,167,647
Net realized gain	23,345,977	56,088,289
Net change in unrealized appreciation (depreciation)	(10,404,501)	32,216,411
Net increase in net assets resulting from operations	15,729,802	94,472,347

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(4,760,710)	(395,039)
Class A	(1,991,702)	(282,723)
Class C	(788,774)	—
Class I	(29,040,720)	(6,375,869)
Total distributions to shareholders	(36,581,906)	(7,053,631)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	8,023,497	29,707,917
Class A	6,694,037	21,230,753
Class C	2,388,111	9,391,939
Class I	195,580,759	543,513,016
Net asset value of shares issued in reinvestment of distributions:
Class N	2,152,274	387,623
Class A	1,918,287	273,316
Class C	753,262	—
Class I	28,113,656	5,640,651
Payments for shares redeemed:
Class N	(15,583,398)	(48,828,521)
Class A	(7,240,086)	(11,453,642)
Class C	(2,991,355)	(3,918,430)
Class I	(249,903,460)	(294,590,525)
Net increase (decrease) in net assets from shares of beneficial interest	(30,094,416)	251,354,097

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,946,520)	338,772,813

NET ASSETS
Beginning of Period/Year	1,202,686,483	863,913,670
End of Period/Year	$1,151,739,963	$1,202,686,483

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	409,441	1,588,817
Shares Reinvested	112,476	20,467
Shares Redeemed	(794,683)	(2,585,707)
Net decrease in shares of beneficial interest outstanding	(272,766)	(976,423)

Class A:
Shares Sold	341,497	1,121,380
Shares Reinvested	100,222	14,439
Shares Redeemed	(368,527)	(606,903)
Net increase in shares of beneficial interest outstanding	73,192	528,916

Class C:
Shares Sold	123,579	506,317
Shares Reinvested	40,153	—
Shares Redeemed	(154,400)	(209,307)
Net increase in shares of beneficial interest outstanding	9,332	297,010

Class I:
Shares Sold	9,953,011	28,790,641
Shares Reinvested	1,465,866	298,143
Shares Redeemed	(12,703,830)	(15,726,135)
Net increase (decrease) in shares of beneficial interest outstanding	(1,284,953)	13,362,649

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(568,593)	$(1,236,875)
Net realized gain	16,357,207	10,770,538
Net change in unrealized appreciation (depreciation)	(8,999,792)	2,805,100
Net increase in net assets resulting from operations	6,788,822	12,338,763

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	1,459,741	3,229,416
Class A	575,007	842,122
Class C	46,510	221,228
Class I	18,219,631	24,547,146
Payments for shares redeemed:
Class N	(6,488,362)	(5,292,622)
Class A	(663,456)	(2,056,176)
Class C	(316,086)	(877,078)
Class I	(26,111,104)	(51,152,017)
Net decrease in net assets from shares of beneficial interest	(13,278,119)	(30,537,981)

TOTAL DECREASE IN NET ASSETS	(6,489,297)	(18,199,218)

NET ASSETS
Beginning of Period/Year	97,287,288	115,486,506
End of Period/Year	$90,797,991	$97,287,288

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	104,532	260,846
Shares Redeemed	(457,111)	(421,353)
Net decrease in shares of beneficial interest outstanding	(352,579)	(160,507)

Class A:
Shares Sold	40,243	67,380
Shares Redeemed	(47,730)	(167,294)
Net decrease in shares of beneficial interest outstanding	(7,487)	(99,914)

Class C:
Shares Sold	3,459	18,259
Shares Redeemed	(23,365)	(72,221)
Net decrease in shares of beneficial interest outstanding	(19,906)	(53,962)

Class I:
Shares Sold	1,291,164	1,972,841
Shares Redeemed	(1,846,118)	(4,082,214)
Net decrease in shares of beneficial interest outstanding	(554,954)	(2,109,373)

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(11,659,876)	$(24,104,866)
Net realized gain	233,521,950	395,938,818
Net change in unrealized appreciation	155,170,444	4,950,162
Net increase in net assets resulting from operations	377,032,518	376,784,114

DISTRIBUTIONS TO SHAREHOLDERS
Class N	(33,320,111)	(4,820,502)
Class A	(37,654,283)	(3,949,917)
Class C	(18,693,488)	(2,226,342)
Class I	(238,279,303)	(26,484,044)
Total distributions to shareholders	(327,947,185)	(37,480,805)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	11,809,945	31,028,381
Class A	14,539,575	23,458,379
Class C	2,664,910	6,120,741
Class I	460,501,827	372,043,932
Net asset value of shares issued in reinvestment of distributions:
Class N	30,797,598	4,569,532
Class A	34,880,452	3,671,233
Class C	18,299,801	2,175,853
Class I	207,385,012	23,101,297
Payments for shares redeemed:
Class N	(44,278,487)	(214,388,138)
Class A	(30,511,997)	(75,482,610)
Class C	(18,727,548)	(50,191,326)
Class I	(603,472,433)	(1,024,515,333)
Net increase (decrease) in net assets from shares of beneficial interest	83,888,655	(898,408,059)

TOTAL INCREASE (DECREASE) IN NET ASSETS	132,973,988	(559,104,750)

NET ASSETS
Beginning of Period/Year	2,790,232,380	3,349,337,130
End of Period/Year	$2,923,206,368	$2,790,232,380

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	203,937	628,223
Shares Reinvested	565,924	88,113
Shares Redeemed	(763,911)	(4,257,788)
Net increase (decrease) in shares of beneficial interest outstanding	5,950	(3,541,452)

Class A:
Shares Sold	254,482	475,760
Shares Reinvested	646,893	71,328
Shares Redeemed	(540,051)	(1,526,527)
Net increase (decrease) in shares of beneficial interest outstanding	361,324	(979,439)

Class C:
Shares Sold	54,735	143,311
Shares Reinvested	402,193	48,699
Shares Redeemed	(383,048)	(1,174,308)
Net increase (decrease) in shares of beneficial interest outstanding	73,880	(982,298)

Class I:
Shares Sold	7,616,573	7,269,688
Shares Reinvested	3,655,006	430,032
Shares Redeemed	(10,000,333)	(19,909,056)
Net increase (decrease) in shares of beneficial interest outstanding	1,271,246	(12,209,336)

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(8,147,336)	$(15,555,357)
Net realized gain (loss)	283,485,379	(102,612,386)
Net change in unrealized depreciation	315,920,675	112,061,054
Net increase (decrease) in net assets resulting from operations	591,258,718	(6,106,689)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	8,341,175	9,067,271
Class A	5,061,929	7,849,699
Class C	1,041,524	2,315,607
Class I	279,367,090	282,230,941
Payments for shares redeemed:
Class N	(16,027,119)	(42,738,482)
Class A	(10,565,752)	(32,541,536)
Class C	(5,671,104)	(20,154,252)
Class I	(310,229,865)	(493,968,741)
Net decrease in net assets from shares of beneficial interest	(48,682,122)	(287,939,493)

TOTAL INCREASE (DECREASE) IN NET ASSETS	542,576,596	(294,046,182)

NET ASSETS
Beginning of Period/Year	1,145,869,567	1,439,915,749
End of Period/Year	$1,688,446,163	$1,145,869,567

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	189,369	271,626
Shares Redeemed	(392,445)	(1,266,000)
Net decrease in shares of beneficial interest outstanding	(203,076)	(994,374)

Class A:
Shares Sold	120,088	234,866
Shares Redeemed	(262,536)	(979,214)
Net decrease in shares of beneficial interest outstanding	(142,448)	(744,348)

Class C:
Shares Sold	26,580	76,653
Shares Redeemed	(152,042)	(667,547)
Net decrease in shares of beneficial interest outstanding	(125,462)	(590,894)

Class I:
Shares Sold	6,305,077	8,291,869
Shares Redeemed	(7,102,651)	(14,654,078)
Net decrease in shares of beneficial interest outstanding	(797,574)	(6,362,209)

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$102,383	$468,178
Net realized gain	630,569	1,634,873
Net change in unrealized appreciation	2,686,070	14,793,770
Net increase in net assets resulting from operations	3,419,022	16,896,821

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(54,107)	(588,763)
Class A	(40,495)	(97,241)
Class C	(6,772)	(15,297)
Class I	(991,032)	(4,748,135)
Total distributions to shareholders	(1,092,406)	(5,449,436)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	1,025,706	8,576,462
Class A	3,267,413	2,398,308
Class C	734,043	760,700
Class I	35,939,910	97,554,183
Net asset value of shares issued in reinvestment of distributions:
Class N	51,540	583,567
Class A	40,426	96,969
Class C	6,772	15,209
Class I	947,482	4,498,959
Payments for shares redeemed:
Class N	(1,125,864)	(13,716,586)
Class A	(401,536)	(195,278)
Class C	(56,380)	(118,297)
Class I	(29,280,020)	(54,691,740)
Net increase in net assets from shares of beneficial interest	11,149,492	45,762,456

TOTAL INCREASE IN NET ASSETS	13,476,108	57,209,841

NET ASSETS
Beginning of Period/Year	163,393,024	106,183,183
End of Period/Year	$176,869,132	$163,393,024

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	65,914	594,653
Shares Reinvested	3,335	40,471
Shares Redeemed	(72,450)	(958,678)
Net decrease in shares of beneficial interest outstanding	(3,201)	(323,554)

Class A:
Shares Sold	209,631	168,731
Shares Reinvested	2,623	6,740
Shares Redeemed	(25,909)	(14,036)
Net increase in shares of beneficial interest outstanding	186,345	161,435

Class C:
Shares Sold	48,373	54,985
Shares Reinvested	451	1,075
Shares Redeemed	(3,677)	(8,544)
Net increase in shares of beneficial interest outstanding	45,147	47,516

Class I:
Shares Sold	2,300,552	6,782,956
Shares Reinvested	61,022	311,160
Shares Redeemed	(1,875,734)	(3,799,719)
Net increase in shares of beneficial interest outstanding	485,840	3,294,397

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$3,513,771	$5,674,693
Net realized loss	(15,702)	(411,501)
Net change in unrealized appreciation	1,316,952	3,761,607
Net increase in net assets resulting from operations	4,815,021	9,024,799

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(347,340)	(641,154)
Class A	(87,053)	(159,723)
Class C	(24,830)	(43,540)
Class I	(3,137,966)	(4,795,342)
Total distributions to shareholders	(3,597,189)	(5,639,759)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,577,761	3,245,212
Class A	798,658	1,423,790
Class C	190,999	430,944
Class I	51,086,021	72,438,989
Net asset value of shares issued in reinvestment of distributions:
Class N	347,203	640,240
Class A	84,080	154,867
Class C	24,830	43,461
Class I	2,901,301	4,502,624
Payments for shares redeemed:
Class N	(1,371,044)	(4,852,608)
Class A	(508,864)	(1,907,385)
Class C	(250,638)	(468,802)
Class I	(19,684,242)	(55,654,936)
Net increase in net assets from shares of beneficial interest	36,196,065	19,996,396

TOTAL INCREASE IN NET ASSETS	37,413,897	23,381,436

NET ASSETS
Beginning of Period/Year	169,206,975	145,825,539
End of Period/Year	$206,620,872	$169,206,975

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	253,689	323,561
Shares Reinvested	34,230	63,922
Shares Redeemed	(135,042)	(484,366)
Net increase (decrease) in shares of beneficial interest outstanding	152,877	(96,883)

Class A:
Shares Sold	78,481	141,565
Shares Reinvested	8,268	15,420
Shares Redeemed	(49,967)	(190,011)
Net increase (decrease) in shares of beneficial interest outstanding	36,782	(33,026)

Class C:
Shares Sold	18,886	43,235
Shares Reinvested	2,459	4,359
Shares Redeemed	(24,800)	(47,069)
Net increase (decrease) in shares of beneficial interest outstanding	(3,455)	525

Class I:
Shares Sold	4,889,319	7,038,609
Shares Reinvested	278,212	437,711
Shares Redeemed	(1,887,055)	(5,414,576)
Net increase in shares of beneficial interest outstanding	3,280,476	2,061,744

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$14.66		$13.78	$12.44	$12.12	$14.21	$11.38
Activity from investment operations:
Net investment income (1)	0.14		0.25	0.19	0.16	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.22		0.89	1.35	0.47	(1.35)	2.95
Total from investment operations	0.36		1.14	1.54	0.63	(1.25)	3.03
Less distributions from:
Net investment income	(0.14)		(0.26)	(0.20)	(0.15)	(0.21)	(0.18)
Net realized gains	(0.60)		—	—	(0.12)	(0.63)	(0.02)
Return of capital	—		—	—	(0.04)	—	—
Total distributions	(0.74)		(0.26)	(0.20)	(0.31)	(0.84)	(0.20)
Net asset value, end of period/year	$14.28		$14.66	$13.78	$12.44	$12.12	$14.21
Total return (2)	2.46	% (6)(7)	8.34%	12.52%	5.35%	(9.58)%	26.81%
Net assets, at end of period/year (000s)	$15,413		$18,547	$22,308	$30,618	$34,856	$39,947
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.00	% (8)	1.02%	1.09%	1.10%	1.01%	1.05%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.00	% (8)	1.02%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets (4)(5)	1.84	% (8)	1.74%	1.51%	1.34%	0.69%	0.59%
Portfolio Turnover Rate	18	% (7)	55%	43%	48%	66%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2024	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$14.69		$13.81	$12.46		$12.14	$14.22	$11.38
Activity from investment operations:
Net investment income (1)	0.14		0.25	0.19		0.16	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.19		0.88	1.36		0.47	(1.33)	2.96
Total from investment operations	0.33		1.13	1.55		0.63	(1.24)	3.03
Less distributions from:
Net investment income	(0.13)		(0.25)	(0.20)		(0.15)	(0.21)	(0.17)
Net realized gains	(0.60)		—	—		(0.12)	(0.63)	(0.02)
Return of capital	—		—	—		(0.04)	—	—
Total distributions	(0.73)		(0.25)	(0.20)		(0.31)	(0.84)	(0.19)
Net asset value, end of period/year	$14.29		$14.69	$13.81		$12.46	$12.14	$14.22
Total return (2)	2.29	% (7)	8.27%	12.53	% (6)	5.29%	(9.55)%	26.84%
Net assets, at end of period/year (000s)	$41,430		$37,205	$30,175		$25,577	$25,744	$23,139
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.05	% (8)	1.07%	1.14%		1.15%	1.06%	1.10%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.05	% (8)	1.07%	1.07%		1.07%	1.07%	1.07%
Ratio of net investment income to average net assets (4)(5)	1.79	% (8)	1.72%	1.47%		1.32%	0.65%	0.55%
Portfolio Turnover Rate	18	% (7)	55%	43%		48%	66%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$14.58		$13.70	$12.38	$12.06	$14.15	$11.34
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.14	0.09	0.07	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.19		0.89	1.34	0.47	(1.35)	2.95
Total from investment operations	0.27		1.03	1.43	0.54	(1.36)	2.92
Less distributions from:
Net investment income	(0.08)		(0.15)	(0.11)	(0.06)	(0.10)	(0.09)
Net realized gains	(0.60)		—	—	(0.12)	(0.63)	(0.02)
Return of capital	—		—	—	(0.04)	—	—
Total distributions	(0.68)		(0.15)	(0.11)	(0.22)	(0.73)	(0.11)
Net asset value, end of period/year	$14.17		$14.58	$13.70	$12.38	$12.06	$14.15
Total return (2)	1.85	% (6)	7.52%	11.58%	4.54%	(10.33)%	25.85%
Net assets, at end of period/year (000s)	$16,918		$16,869	$16,020	$16,181	$18,146	$18,883
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.80	% (7)	1.82%	1.89%	1.90%	1.81%	1.85%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.80	% (7)	1.82%	1.82%	1.82%	1.82%	1.82%
Ratio of net investment income (loss) to average net assets (4)(5)	1.04	% (7)	0.96%	0.72%	0.56%	(0.10)%	(0.21)%
Portfolio Turnover Rate	18	% (6)	55%	43%	48%	66%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$14.66		$13.78	$12.44	$12.12	$14.22	$11.38
Activity from investment operations:
Net investment income (1)	0.16		0.28	0.22	0.19	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.20		0.89	1.35	0.47	(1.35)	2.95
Total from investment operations	0.36		1.17	1.57	0.66	(1.23)	3.06
Less distributions from:
Net investment income	(0.16)		(0.29)	(0.23)	(0.18)	(0.24)	(0.20)
Net realized gains	(0.60)		—	—	(0.12)	(0.63)	(0.02)
Return of capital	—		—	—	(0.04)	—	—
Total distributions	(0.76)		(0.29)	(0.23)	(0.34)	(0.87)	(0.22)
Net asset value, end of period/year	$14.26		$14.66	$13.78	$12.44	$12.12	$14.22
Total return (2)	2.43	% (6)	8.55%	12.75%	5.57%	(9.46)%	27.12%
Net assets, at end of period/year (000s)	$304,908		$314,422	$311,017	$260,688	$269,421	$279,142
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.80	% (7)	0.82%	0.89%	0.90%	0.81%	0.85%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.80	% (7)	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of net investment income to average net assets (4)(5)	2.04	% (7)	1.95%	1.72%	1.57%	0.90%	0.81%
Portfolio Turnover Rate	18	% (6)	55%	43%	48%	66%	73%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$8.23		$8.08	$8.15	$8.41	$9.66	$10.00
Activity from investment operations:
Net investment income (1)	0.17		0.33	0.28	0.17	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.11		0.14	(0.09)	(0.25)	(1.20)	(0.29)
Total from investment operations	0.28		0.47	0.19	(0.08)	(1.12)	(0.24)
Less distributions from:
Net investment income	(0.18)		(0.32)	(0.26)	(0.18)	(0.11)	(0.05)
Return of capital	—		—	—	—	(0.02)	(0.05)
Total distributions	(0.18)		(0.32)	(0.26)	(0.18)	(0.13)	(0.10)
Net asset value, end of period/year	$8.33		$8.23	$8.08	$8.15	$8.41	$9.66
Total return (2)	3.36	% (6)	5.93%	2.34%	(0.89)%	(11.69)%	(2.39	)% (6)
Net assets, at end of period/year (000s)	$38,444		$37,596	$35,467	$37,445	$58,166	$56,644
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.88	% (7)	0.88%	0.90%	1.01%	0.96%	0.89	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.71	% (7)	0.78%	0.78%	0.78%	0.78%	0.78	% (7)
Ratio of net investment income to average net assets (4)(5)	4.07	% (7)	3.99%	3.46%	2.09%	0.88%	0.53	% (7)
Portfolio Turnover Rate	14	% (6)	24%	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$8.26		$8.12	$8.18	$8.44	$9.71	$10.00
Activity from investment operations:
Net investment income (1)	0.17		0.33	0.28	0.18	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.11		0.13	(0.09)	(0.26)	(1.22)	(0.27)
Total from investment operations	0.28		0.46	0.19	(0.08)	(1.15)	(0.22)
Less distributions from:
Net investment income	(0.17)		(0.32)	(0.25)	(0.18)	(0.10)	(0.02)
Return of capital	—		—	—	—	(0.02)	(0.05)
Total distributions	(0.17)		(0.32)	(0.25)	(0.18)	(0.12)	(0.07)
Net asset value, end of period/year	$8.37		$8.26	$8.12	$8.18	$8.44	$9.71
Total return (2)	3.46	% (6)	5.73%	2.42%	(0.90)%	(11.91)%	(2.28	)% (6)
Net assets, at end of period/year (000s)	$1,823		$979	$608	$412	$197	$384
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.93	% (7)	0.93%	0.95%	1.06%	1.01%	0.94	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.76	% (7)	0.83%	0.83%	0.83%	0.83%	0.83	% (7)
Ratio of net investment income to average net assets (4)(5)	4.02	% (7)	3.94%	3.47%	2.19%	0.78%	0.51	% (7)
Portfolio Turnover Rate	14	% (6)	24%	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$8.17		$8.03	$8.11	$8.37	$9.63	$10.00
Activity from investment operations:
Net investment income (loss) (1)	0.14		0.26	0.22	0.11	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.11		0.14	(0.09)	(0.25)	(1.20)	(0.28)
Total from investment operations	0.25		0.40	0.13	(0.14)	(1.19)	(0.30)
Less distributions from:
Net investment income	(0.14)		(0.26)	(0.21)	(0.12)	(0.06)	(0.02)
Return of capital	—		—	—	—	(0.01)	(0.05)
Total distributions	(0.14)		(0.26)	(0.21)	(0.12)	(0.07)	(0.07)
Net asset value, end of period/year	$8.28		$8.17	$8.03	$8.11	$8.37	$9.63
Total return (2)	3.08	% (6)	5.04%	1.53%	(1.67)%	(12.37)%	(3.02	)% (6)
Net assets, at end of period/year (000s)	$603		$644	$492	$221	$224	$163
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.68	% (7)	1.68%	1.70%	1.81%	1.76%	1.69	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.51	% (7)	1.58%	1.58%	1.58%	1.58%	1.58	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)	3.27	% (7)	3.19%	2.74%	1.35%	0.09%	(0.20	)% (7)
Portfolio Turnover Rate	14	% (6)	24%	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$8.23		$8.08	$8.15	$8.41	$9.66	$10.00
Activity from investment operations:
Net investment income (1)	0.18		0.35	0.30	0.20	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.10		0.14	(0.10)	(0.26)	(1.19)	(0.29)
Total from investment operations	0.28		0.49	0.20	(0.06)	(1.10)	(0.22)
Less distributions from:
Net investment income	(0.18)		(0.34)	(0.27)	(0.20)	(0.13)	(0.07)
Return of capital	—		—	—	—	(0.02)	(0.05)
Total distributions	(0.18)		(0.34)	(0.27)	(0.20)	(0.15)	(0.12)
Net asset value, end of period/year	$8.33		$8.23	$8.08	$8.15	$8.41	$9.66
Total return (2)	3.46	% (6)	6.14%	2.54%	(0.67)%	(11.51)%	(2.24	)% (6)
Net assets, at end of period/year (000s)	$120,413		$109,551	$100,738	$39,300	$13,877	$64,377
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.68	% (7)	0.68%	0.70%	0.81%	0.76%	0.69	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.51	% (7)	0.58%	0.58%	0.58%	0.58%	0.58	% (7)
Ratio of net investment income to average net assets (4)(5)	4.27	% (7)	4.19%	3.77%	2.45%	1.00%	0.80	% (7)
Portfolio Turnover Rate	14	% (6)	24%	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$19.41		$17.72	$14.65	$13.43	$15.86	$10.88
Activity from investment operations:
Net investment income (1)	0.03		0.08	0.06	0.11	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.20		1.70	3.07	1.31	(2.01)	5.08
Total from investment operations	0.23		1.78	3.13	1.42	(1.96)	5.12
Less distributions from:
Net investment income	(0.03)		(0.09)	(0.06)	(0.10)	(0.18)	(0.14)
Net realized gains	(0.57)		—	—	(0.09)	(0.29)	—
Return of capital	—		—	—	(0.01)	—	—
Total distributions	(0.60)		(0.09)	(0.06)	(0.20)	(0.47)	(0.14)
Net asset value, end of period/year	$19.04		$19.41	$17.72	$14.65	$13.43	$15.86
Total return (2)	1.17	% (6)	10.08%	21.40%	10.66%	(12.90)%	47.21%
Net assets, at end of period/year (000s)	$70,631		$77,293	$87,873	$91,912	$74,940	$70,566
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.13	% (7)	1.14%	1.16%	1.23%	1.14%	1.19%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.13	% (7)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	0.31	% (7)	0.45%	0.40%	0.75%	0.34%	0.27%
Portfolio Turnover Rate	22	% (6)	58%	38%	50%	50%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$19.42		$17.73	$14.66	$13.43	$15.85	$10.87
Activity from investment operations:
Net investment income (1)	0.03		0.07	0.05	0.10	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.20		1.71	3.07	1.32	(2.01)	5.08
Total from investment operations	0.23		1.78	3.12	1.42	(1.96)	5.11
Less distributions from:
Net investment income	(0.03)		(0.09)	(0.05)	(0.06)	(0.17)	(0.13)
Net realized gains	(0.57)		—	—	(0.09)	(0.29)	—
Return of capital	—		—	—	(0.04)	—	—
Total distributions	(0.60)		(0.09)	(0.05)	(0.19)	(0.46)	(0.13)
Net asset value, end of period/year	$19.05		$19.42	$17.73	$14.66	$13.43	$15.85
Total return (2)	1.15	% (6)	10.03%	21.35%	10.68%	(12.88)%	47.22%
Net assets, at end of period/year (000s)	$65,794		$65,648	$50,563	$36,722	$29,243	$17,865
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.18	% (7)	1.19%	1.21%	1.28%	1.19%	1.24%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.18	% (7)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets (4)(5)	0.26	% (7)	0.40%	0.34%	0.69%	0.31%	0.22%
Portfolio Turnover Rate	22	% (6)	58%	38%	50%	50%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$19.11		$17.52		$14.54		$13.34	$15.77	$10.86
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.07	) (6)	(0.06	) (6)	(0.01)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.22		1.66		3.04		1.31	(2.00)	5.06
Total from investment operations	0.17		1.59		2.98		1.30	(2.07)	4.98
Less distributions from:
Net investment income	—		—		—		—	(0.07)	(0.07)
Net realized gains	(0.57)		—		—		(0.09)	(0.29)	—
Return of capital	—		—		—		(0.01)	—	—
Total distributions	(0.57)		—		—		(0.10)	(0.36)	(0.07)
Net asset value, end of period/year	$18.71		$19.11		$17.52		$14.54	$13.34	$15.77
Total return (2)	0.87	% (7)	9.19%		20.50%		9.78%	(13.57)%	45.93%
Net assets, at end of period/year (000s)	$26,628		$27,018		$19,564		$14,889	$9,975	$4,508
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.93	% (8)	1.94%		1.96%		2.03%	1.94%	1.99%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.93	% (8)	1.95%		1.95%		1.95%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.49	)% (8)	(0.36)%		(0.40)%		(0.05)%	(0.42)%	(0.53)%
Portfolio Turnover Rate	22	% (7)	58%		38%		50%	50%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$19.43		$17.74	$14.66	$13.44	$15.87	$10.88
Activity from investment operations:
Net investment income (1)	0.05		0.12	0.09	0.13	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.20		1.70	3.08	1.32	(2.02)	5.07
Total from investment operations	0.25		1.82	3.17	1.45	(1.93)	5.14
Less distributions from:
Net investment income	(0.05)		(0.13)	(0.09)	(0.11)	(0.21)	(0.15)
Net realized gains	(0.57)		—	—	(0.09)	(0.29)	—
Return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.62)		(0.13)	(0.09)	(0.23)	(0.50)	(0.15)
Net asset value, end of period/year	$19.06		$19.43	$17.74	$14.66	$13.44	$15.87
Total return (2)	1.27	% (6)	10.30%	21.70%	10.87%	(12.72)%	47.49%
Net assets, at end of period/year (000s)	$988,687		$1,032,728	$705,913	$430,286	$305,801	$237,256
Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.93	% (7)	0.94%	0.96%	1.03%	0.94%	0.99%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.93	% (7)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4)(5)	0.51	% (7)	0.65%	0.61%	0.96%	0.55%	0.48%
Portfolio Turnover Rate	22	% (6)	58%	38%	50%	50%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$13.47		$11.96	$12.00	$10.92	$19.08	$10.00
Activity from investment operations:
Net investment loss (1)	(0.09)		(0.16)	(0.17)	(0.13)	(0.25)	(0.25)
Net realized and unrealized gain (loss) on investments	1.07		1.67	0.13	1.20	(7.69)	9.33
Total from investment operations	0.98		1.51	(0.04)	1.07	(7.94)	9.08
Less distributions from:
Net realized gains	—		—	—	—	(0.23)	(0.02)
Total distributions	—		—	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees (1)	—		—	—	0.01	0.01	0.02
Net asset value, end of period/year	$14.45		$13.47	$11.96	$12.00	$10.92	$19.08
Total return (2)	7.28	% (6)	12.63%	(0.33)%	9.89%	(42.00)%	91.00%
Net assets, at end of period/year (000s)	$15,776		$19,462	$19,201	$22,186	$12,479	$15,730
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.64	% (7)	1.74%	1.69%	1.70%	1.63%	1.73%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.58	% (7)	1.63%	1.63%	1.63%	1.63%	1.63%
Ratio of net investment loss to average net assets (4)(5)	(1.32	)% (7)	(1.28)%	(1.36)%	(1.23)%	(1.54)%	(1.50)%
Portfolio Turnover Rate	64	% (6)	126%	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$13.46		$11.96	$12.00	$10.93	$19.08	$10.00
Activity from investment operations:
Net investment loss (1)	(0.10)		(0.17)	(0.17)	(0.14)	(0.25)	(0.26)
Net realized and unrealized gain (loss) on investments	1.07		1.67	0.13	1.20	(7.68)	9.34
Total from investment operations	0.97		1.50	(0.04)	1.06	(7.93)	9.08
Less distributions from:
Net realized gains	—		—	—	—	(0.23)	(0.02)
Total distributions	—		—	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees (1)	—		—	—	0.01	0.01	0.02
Net asset value, end of period/year	$14.43		$13.46	$11.96	$12.00	$10.93	$19.08
Total return (2)	7.21	% (6)	12.54%	(0.33)%	9.79%	(41.95)%	91.00%
Net assets, at end of period/year (000s)	$8,611		$8,133	$8,421	$8,257	$7,377	$7,662
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.69	% (7)	1.79%	1.74%	1.75%	1.68%	1.78%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.63	% (7)	1.68%	1.68%	1.68%	1.68%	1.68%
Ratio of net investment loss to average net assets (4)(5)	(1.37	)% (7)	(1.33)%	(1.41)%	(1.28)%	(1.58)%	(1.55)%
Portfolio Turnover Rate	64	% (6)	126%	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$12.96		$11.61	$11.74	$10.77	$18.96	$10.00
Activity from investment operations:
Net investment loss (1)	(0.14)		(0.25)	(0.25)	(0.21)	(0.37)	(0.38)
Net realized and unrealized gain (loss) on investments	1.03		1.60	0.12	1.17	(7.60)	9.35
Total from investment operations	0.89		1.35	(0.13)	0.96	(7.97)	8.97
Less distributions from:
Net realized gains	—		—	—	—	(0.23)	(0.02)
Total distributions	—		—	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees (1)	—		—	—	0.01	0.01	0.01
Net asset value, end of period/year	$13.85		$12.96	$11.61	$11.74	$10.77	$18.96
Total return (2)	6.87	% (6)	11.63%	(1.11)%	9.01%	(42.43)%	89.80%
Net assets, at end of period/year (000s)	$2,018		$2,148	$2,550	$2,635	$2,422	$2,065
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.44	% (7)	2.54%	2.49%	2.50%	2.43%	2.53%
Ratio of net expenses to average net assets after expense reimbursement (4)	2.38	% (7)	2.43%	2.43%	2.43%	2.43%	2.43%
Ratio of net investment loss to average net assets (4)(5)	(2.12	)% (7)	(2.08)%	(2.16)%	(2.03)%	(2.33)%	(2.30)%
Portfolio Turnover Rate	64	% (6)	126%	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$13.62		$12.07	$12.08	$10.97	$19.12	$10.00
Activity from investment operations:
Net investment loss (1)	(0.08)		(0.14)	(0.14)	(0.11)	(0.22)	(0.22)
Net realized and unrealized gain (loss) on investments	1.08		1.69	0.13	1.21	(7.71)	9.34
Total from investment operations	1.00		1.55	(0.01)	1.10	(7.93)	9.12
Less distributions from:
Net realized gains	—		—	—	—	(0.23)	(0.02)
Total distributions	—		—	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees (1)	—		—	—	0.01	0.01	0.02
Net asset value, end of period/year	$14.62		$13.62	$12.07	$12.08	$10.97	$19.12
Total return (2)	7.34	% (6)	12.84%	(0.08)%	10.12%	(41.86)%	91.40%
Net assets, at end of period/year (000s)	$64,392		$67,544	$85,315	$82,735	$72,567	$96,821
Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.44	% (7)	1.54%	1.49%	1.50%	1.43%	1.53%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.38	% (7)	1.43%	1.43%	1.43%	1.43%	1.43%
Ratio of net investment loss to average net assets (4)(5)	(1.12	)% (7)	(1.08)%	(1.16)%	(1.02)%	(1.33)%	(1.30)%
Portfolio Turnover Rate	64	% (6)	126%	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$54.04		$48.15	$48.25		$44.10		$69.91	$47.16
Activity from investment operations:
Net investment loss (1)	(0.27)		(0.46)	(0.38)		(0.27)		(0.53)	(0.51)
Net realized and unrealized gain (loss) on investments	7.71		6.99	0.28		6.70		(21.01)	23.77
Total from investment operations	7.44		6.53	(0.10)		6.43		(21.54)	23.26
Less distributions from:
Net realized gains	(6.87)		(0.64)	—		(2.28)		(4.27)	(0.51)
Total distributions	(6.87)		(0.64)	—		(2.28)		(4.27)	(0.51)
Net asset value, end of period/year	$54.61		$54.04	$48.15		$48.25		$44.10	$69.91
Total return (2)	13.82	% (6)	13.63%	(0.21	)% (5)	15.29	% (5)	(32.65)%	49.43%
Net assets, at end of period/year (000s)	$292,129		$288,736	$427,768		$526,825		$529,869	$827,811
Ratio of net expenses to average net assets (3)	1.35	% (7)	1.38%	1.36%		1.38%		1.31%	1.31%
Ratio of net investment loss to average net assets (3)(4)	(0.90	)% (7)	(0.91)%	(0.79)%		(0.59)%		(0.86)%	(0.85)%
Portfolio Turnover Rate	9	% (6)	60%	36%		34%		27%	19%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$53.61		$47.80	$47.94		$43.83		$69.53	$46.92
Activity from investment operations:
Net investment loss (1)	(0.27)		(0.48)	(0.41)		(0.29)		(0.55)	(0.54)
Net realized and unrealized gain (loss) on investments	7.65		6.93	0.27		6.68		(20.88)	23.66
Total from investment operations	7.38		6.45	(0.14)		6.39		(21.43)	23.12
Less distributions from:
Net realized gains	(6.87)		(0.64)	—		(2.28)		(4.27)	(0.51)
Total distributions	(6.87)		(0.64)	—		(2.28)		(4.27)	(0.51)
Net asset value, end of period/year	$54.12		$53.61	$47.80		$47.94		$43.83	$69.53
Total return (2)	13.82	% (6)	13.56%	(0.29	)% (5)	15.30	% (5)	(32.67)%	49.39%
Net assets, at end of period/year (000s)	$329,960		$307,538	$320,983		$351,924		$302,171	$458,726
Ratio of net expenses to average net assets (3)	1.40	% (7)	1.43%	1.41%		1.43%		1.36%	1.36%
Ratio of net investment loss to average net assets (3)(4)	(0.95	)% (7)	(0.96)%	(0.85)%		(0.65)%		(0.91)%	(0.91)%
Portfolio Turnover Rate	9	% (6)	60%	36%		34%		27%	19%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$46.35		$41.71	$42.13		$39.09		$62.97	$42.86
Activity from investment operations:
Net investment loss (1)	(0.42)		(0.74)	(0.67)		(0.55)		(0.91)	(0.89)
Net realized and unrealized gain (loss) on investments	6.59		6.02	0.25		5.87		(18.70)	21.51
Total from investment operations	6.17		5.28	(0.42)		5.32		(19.61)	20.62
Less distributions from:
Net realized gains	(6.87)		(0.64)	—		(2.28)		(4.27)	(0.51)
Total distributions	(6.87)		(0.64)	—		(2.28)		(4.27)	(0.51)
Net asset value, end of period/year	$45.65		$46.35	$41.71		$42.13		$39.09	$62.97
Total return (2)	13.37	% (6)	12.73%	(1.00	)% (5)	14.38	% (5)	(33.21)%	48.23%
Net assets, at end of period/year (000s)	$140,380		$139,105	$166,155		$218,201		$235,967	$404,272
Ratio of net expenses to average net assets (3)	2.15	% (7)	2.18%	2.16%		2.18%		2.11%	2.11%
Ratio of net investment loss to average net assets (3)(4)	(1.70	)% (7)	(1.71)%	(1.59)%		(1.40)%		(1.67)%	(1.65)%
Portfolio Turnover Rate	9	% (6)	60%	36%		34%		27%	19%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$56.03		$49.80	$49.82		$45.36		$71.65	$48.22
Activity from investment operations:
Net investment loss (1)	(0.21)		(0.37)	(0.30)		(0.19)		(0.41)	(0.40)
Net realized and unrealized gain (loss) on investments	8.00		7.24	0.28		6.93		(21.61)	24.34
Total from investment operations	7.79		6.87	(0.02)		6.74		(22.02)	23.94
Less distributions from:
Net realized gains	(6.87)		(0.64)	—		(2.28)		(4.27)	(0.51)
Total distributions	(6.87)		(0.64)	—		(2.28)		(4.27)	(0.51)
Net asset value, end of period/year	$56.95		$56.03	$49.80		$49.82		$45.36	$71.65
Total return (2)	13.95	% (6)	13.86%	(0.04	)% (5)	15.56	% (5)	(32.52)%	49.76%
Net assets, at end of period/year (000s)	$2,160,738		$2,054,852	$2,434,432		$2,663,688		$2,408,991	$3,522,353
Ratio of net expenses to average net assets (3)	1.15	% (7)	1.18%	1.16%		1.18%		1.11%	1.11%
Ratio of net investment loss to average net assets (3)(4)	(0.70	)% (7)	(0.71)%	(0.60)%		(0.40)%		(0.66)%	(0.65)%
Portfolio Turnover Rate	9	% (6)	60%	36%		34%		27%	19%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$33.21		$33.30	$36.63		$26.52		$46.19		$43.33
Activity from investment operations:
Net investment loss (1)	(0.27)		(0.44)	(0.42)		(0.37)		(0.57)		(0.72)
Net realized and unrealized gain (loss) on investments	17.83		0.35	(2.91)		10.48		(14.74)		5.52
Total from investment operations	17.56		(0.09)	(3.33)		10.11		(15.31)		4.80
Less distributions from:
Net investment income	—		—	—		—		(0.63)		—
Net realized gains	—		—	—		—		(3.73)		(1.94)
Total distributions	—		—	—		—		(4.36)		(1.94)
Paid-in-capital from redemption fees (1)	—		—	—		—		—		0.00 (5)
Net asset value, end of period/year	$50.77		$33.21	$33.30		$36.63		$26.52		$46.19
Total return (2)	52.88	% (7)	(0.27)%	(9.09	)% (6)	38.12	% (6)	(35.99	)% (6)	10.34%
Net assets, at end of period/year (000s)	$81,042		$59,748	$93,027		$133,006		$115,954		$227,441
Ratio of net expenses to average net assets (3)	1.49	% (8)	1.51%	1.52%		1.50%		1.50%		1.48%
Ratio of net investment loss to average net assets (3)(4)	(1.29	)% (8)	(1.31)%	(1.24)%		(1.14)%		(1.49)%		(1.47)%
Portfolio Turnover Rate	56	% (7)	41%	71%		79%		59%		62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$32.93		$33.04	$36.37		$26.34		$45.91		$43.10
Activity from investment operations:
Net investment loss (1)	(0.28)		(0.45)	(0.44)		(0.38)		(0.58)		(0.74)
Net realized and unrealized gain (loss) on investments	17.69		0.34	(2.89)		10.41		(14.64)		5.49
Total from investment operations	17.41		(0.11)	(3.33)		10.03		(15.22)		4.75
Less distributions from:
Net investment income	—		—	—		—		(0.62)		—
Net realized gains	—		—	—		—		(3.73)		(1.94)
Total distributions	—		—	—		—		(4.35)		(1.94)
Paid-in-capital from redemption fees (1)	—		—	—		—		—		0.00 (5)
Net asset value, end of period/year	$50.34		$32.93	$33.04		$36.37		$26.34		$45.91
Total return (2)	52.87	% (7)	(0.33)%	(9.16	)% (6)	38.08	% (6)	(36.02	)% (6)	10.28%
Net assets, at end of period/year (000s)	$141,885		$97,510	$122,423		$151,885		$114,642		$191,709
Ratio of net expenses to average net assets (3)	1.54	% (8)	1.56%	1.57%		1.55%		1.55%		1.53%
Ratio of net investment loss to average net assets (3)(4)	(1.34	)% (8)	(1.35)%	(1.29)%		(1.19)%		(1.54)%		(1.52)%
Portfolio Turnover Rate	56	% (7)	41%	71%		79%		59%		62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$29.79		$30.11	$33.39		$24.37		$42.78		$40.56
Activity from investment operations:
Net investment loss (1)	(0.39)		(0.64)	(0.63)		(0.57)		(0.80)		(1.04)
Net realized and unrealized gain (loss) on investments	15.96		0.32	(2.65)		9.59		(13.60)		5.20
Total from investment operations	15.57		(0.32)	(3.28)		9.02		(14.40)		4.16
Less distributions from:
Net investment income	—		—	—		—		(0.28)		—
Net realized gains	—		—	—		—		(3.73)		(1.94)
Total distributions	—		—	—		—		(4.01)		(1.94)
Paid-in-capital from redemption fees (1)	—		—	—		—		—		0.00 (5)
Net asset value, end of period/year	$45.36		$29.79	$30.11		$33.39		$24.37		$42.78
Total return (2)	52.27	% (7)	(1.06)%	(9.82	)% (6)	37.01	% (6)	(36.51	)% (6)	9.45%
Net assets, at end of period/year (000s)	$51,353		$37,460	$55,661		$76,849		$66,540		$120,351
Ratio of net expenses to average net assets (3)	2.29	% (8)	2.31%	2.32%		2.30%		2.30%		2.28%
Ratio of net investment loss to average net assets (3)(4)	(2.09	)% (8)	(2.10)%	(2.04)%		(1.94)%		(2.29)%		(2.27)%
Portfolio Turnover Rate	56	% (7)	41%	71%		79%		59%		62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$34.06		$34.09	$37.45		$27.05		$47.04		$44.02
Activity from investment operations:
Net investment loss (1)	(0.24)		(0.38)	(0.37)		(0.31)		(0.49)		(0.64)
Net realized and unrealized gain (loss) on investments	18.31		0.35	(2.99)		10.71		(15.03)		5.60
Total from investment operations	18.07		(0.03)	(3.36)		10.40		(15.52)		4.96
Less distributions from:
Net investment income	—		—	—		—		(0.74)		—
Net realized gains	—		—	—		—		(3.73)		(1.94)
Total distributions	—		—	—		—		(4.47)		(1.94)
Paid-in-capital from redemption fees (1)	—		—	—		—		—		0.00 (5)
Net asset value, end of period/year	$52.13		$34.06	$34.09		$37.45		$27.05		$47.04
Total return (2)	53.05	% (7)	(0.09)%	(8.97	)% (6)	38.45	% (6)	(35.85	)% (6)	10.54%
Net assets, at end of period/year (000s)	$1,414,166		$951,152	$1,168,805		$1,441,422		$1,024,430		$1,573,091
Ratio of net expenses to average net assets (3)	1.29	% (8)	1.31%	1.32%		1.30%		1.30%		1.28%
Ratio of net investment loss to average net assets (3)(4)	(1.09	)% (8)	(1.10)%	(1.04)%		(0.94)%		(1.29)%		(1.28)%
Portfolio Turnover Rate	56	% (7)	41%	71%		79%		59%		62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Six Months Ended		Year Ended	Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023 *
	(Unaudited)
Net asset value, beginning of period/year	$15.17		$14.01	$11.44		$10.00
Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (6)	0.02	(0.00	) (6)(7)	(0.01)
Net realized and unrealized gain on investments	0.31		1.64	2.57		1.45
Total from investment operations	0.31		1.66	2.57		1.44

Less distributions from:
Net investment income	(0.03)		(0.02)	—		—
Net realized gains	(0.06)		(0.48)	—		—
Return of capital	—		—	—		(0.00	) (6)
Total distributions	(0.09)		(0.50)	—		(0.00	) (6)
Net asset value, end of period/year	$15.39		$15.17	$14.01		$11.44

Total return (2)	2.03	% (9)	12.09%	22.47%		14.43%

Net assets, at end of period/year (000s)	$9,356		$9,268	$13,097		$330

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.32	% (10)	1.33%	1.38%		2.84	% (8)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.14	% (10)	1.14%	1.14%		1.15	% (8)
Ratio of net investment loss to average net assets (4)(5)	(0.06	)%(10)	0.14%	(0.02)%		(0.15)%
Portfolio Turnover Rate	13	% (9)	50%	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023 *
	(Unaudited)
Net asset value, beginning of period/year	$15.13		$13.99	$11.42		$10.00

Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (6)	0.01	(0.00	) (6)(7)	(0.00	) (6)
Net realized and unrealized gain on investments	0.31		1.63	2.57		1.43
Total from investment operations	0.31		1.64	2.57		1.43

Less distributions from:
Net investment income	(0.03)		(0.02)	—		0.00
Net realized gains	(0.06)		(0.48)	—		—
Return of capital	—		—	—		(0.01)
Total distributions	(0.09)		(0.50)	—		(0.01)

Net asset value, end of period/year	$15.35		$15.13	$13.99		$11.42

Total return (2)	2.02	% (10)	11.94%	22.50	% (8)	14.26%

Net assets, at end of period/year (000s)	$7,353		$4,428	$1,836		$190

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.37	% (11)	1.38%	1.43%		2.89	% (9)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.19	% (11)	1.19%	1.19%		1.20	% (9)
Ratio of net investment loss to average net assets (4)(5)	(0.11	)%(11)	0.09%	(0.03)%		(0.25)%

Portfolio Turnover Rate	13	% (10)	50%	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023 *
	(Unaudited)
Net asset value, beginning of period/year	$14.83		$13.79		$11.36		$10.00

Activity from investment operations:
Net investment loss (1)	(0.07)		(0.09	) (6)	(0.09	) (6)	(0.09)
Net realized and unrealized gain on investments	0.31		1.61		2.52		1.45
Total from investment operations	0.24		1.52		2.43		1.36
Less distributions from:
Net realized gains	(0.06)		(0.48)		—		—
Total distributions	(0.06)		(0.48)		—		—

Net asset value, end of period/year	$15.01		$14.83		$13.79		$11.36

Total return (2)	1.62	% (8)	11.24%		21.39%		13.60%

Net assets, at end of period/year (000s)	$1,709		$1,019		$292		$27

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.12	% (9)	2.13%		2.18%		3.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.94	% (9)	1.94%		1.94%		1.95	% (7)
Ratio of net investment loss to average net assets (4)(5)	(0.86	)%(9)	(0.66)%		(0.68)%		(0.93)%

Portfolio Turnover Rate	13	% (8)	50%		101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023 *
	(Unaudited)
Net asset value, beginning of period/year	$15.22		$14.04	$11.44	$10.00

Activity from investment operations:
Net investment income (1)	0.01	(10)	0.04	0.03	0.01
Net realized and unrealized gain on investments	0.32		1.65	2.57 (4)	1.44
Total from investment operations	0.33		1.69	2.60	1.45

Less distributions from:
Net investment income	(0.04)		(0.03)	—	(0.00	) (6)
Net realized gains	(0.06)		(0.48)	—	—
Return of capital	—		—	—	(0.01)
Total distributions	(0.10)		(0.51)	—	(0.01)

Net asset value, end of period/year	$15.45		$15.22	$14.04	$11.44

Total return (2)	2.14	% (8)	12.32%	22.73%	14.55%

Net assets, at end of period/year (000s)	$158,451		$148,678	$90,959	$12,808

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.12	% (9)	1.13%	1.18%	2.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.94	% (9)	0.94%	0.94%	0.95	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)	0.14	% (9)	0.34%	0.24%	0.08%

Portfolio Turnover Rate	13	% (8)	50%	101%	48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests. (5) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$10.10		$9.89	$9.68	$9.72		$10.49	$10.62

Activity from investment operations:
Net investment income (1)	0.19		0.35	0.28	0.16		0.04	0.06
Net realized and unrealized gain (loss) on investments	0.08		0.22	0.22	(0.04)		(0.69)	(0.01)
Total from investment operations	0.27		0.57	0.50	0.12		(0.65)	0.05

Less distributions from:
Net investment income	(0.20)		(0.36)	(0.29)	(0.16)		(0.07)	(0.07)
Net realized gains	—		—	—	—		—	(0.07)
Return of capital	—		—	—	(0.00	) (6)	(0.05)	(0.04)
Total distributions	(0.20)		(0.36)	(0.29)	(0.16)		(0.12)	(0.18)
Net asset value, end of period/year	$10.17		$10.10	$9.89	$9.68		$9.72	$10.49

Total return (2)	2.64	% (7)	5.80%	5.18%	1.29%		(6.26)%	0.48%

Net assets, at end of period/year (000s)	$19,030		$17,359	$17,949	$17,698		$5,622	$6,906

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.80	% (8)	0.80%	0.89%	0.91%		0.84%	0.86%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.68	% (8)	0.75%	0.75%	0.75%		0.75%	0.75%
Ratio of net investment income to average net assets (4)(5)	3.69	% (8)	3.50%	2.87%	1.66%		0.42%	0.54%

Portfolio Turnover Rate	1	% (7)	7%	33%	34%		48%	72%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$10.13		$9.91	$9.70	$9.75		$10.51	$10.65

Activity from investment operations:
Net investment income (1)	0.19		0.35	0.27	0.14		0.04	0.03
Net realized and unrealized gain (loss) on investments	0.07		0.22	0.22	(0.03)		(0.69)	0.01 (6)
Total from investment operations	0.26		0.57	0.49	0.11		(0.65)	0.04

Less distributions from:
Net investment income	(0.19)		(0.35)	(0.28)	(0.16)		(0.06)	(0.07)
Net realized gains	—		—	—	—		—	(0.07)
Return of capital	—		—	—	(0.00	) (7)	(0.05)	(0.04)
Total distributions	(0.19)		(0.35)	(0.28)	(0.16)		(0.11)	(0.18)

Paid-in-capital from redemption fees (1)	—		—	—	—		—	—

Net asset value, end of period/year	$10.20		$10.13	$9.91	$9.70		$9.75	$10.51

Total return (2)	2.61	% (8)	5.84%	5.09%	1.14%		(6.20)%	0.45%

Net assets, at end of period/year (000s)	$4,783		$4,378	$4,612	$19,390		$22,210	$29,596

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.85	% (9)	0.85%	0.94%	0.96%		0.89%	0.91%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.73	% (9)	0.80%	0.80%	0.80%		0.80%	0.80%
Ratio of net investment income to average net assets (4)(5)	3.64	% (9)	3.45%	2.70%	1.47%		0.37%	0.27%

Portfolio Turnover Rate	1	% (8)	7%	33%	34%		48%	72%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$10.06		$9.84	$9.64	$9.68		$10.44	$10.60

Activity from investment operations:
Net investment income (loss) (1)	0.14		0.27	0.20	0.07		(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.07		0.22	0.21	(0.02)		(0.68)	0.01 (6)
Total from investment operations	0.21		0.49	0.41	0.05		(0.72)	(0.04)

Less distributions from:
Net investment income	(0.15)		(0.27)	(0.21)	(0.09)		(0.02)	(0.01)
Net realized gains	—		—	—	—		—	(0.07)
Return of capital	—		—	—	(0.00	) (7)	(0.02)	(0.04)
Total distributions	(0.15)		(0.27)	(0.21)	(0.09)		(0.04)	(0.12)

Net asset value, end of period/year	$10.12		$10.06	$9.84	$9.64		$9.68	$10.44

Total return (2)	2.14	% (8)	5.10%	4.26%	0.49%		(6.94)%	(0.38)%

Net assets, at end of period/year (000s)	$1,578		$1,603	$1,564	$1,618		$1,678	$1,545

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.60	% (9)	1.60%	1.69%	1.71%		1.64%	1.66%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.48	% (9)	1.55%	1.55%	1.55%		1.55%	1.55%
Ratio of net investment income (loss) to average net assets (4)(5)	2.89	% (9)	2.70%	2.05%	0.74%		(0.37)%	(0.50)%

Portfolio Turnover Rate	1	% (8)	7%	33%	34%		48%	72%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of period/year	$10.38		$10.15	$9.93	$9.97		$10.75	$10.89

Activity from investment operations:
Net investment income (1)	0.20		0.38	0.31	0.16		0.07	0.05
Net realized and unrealized gain (loss) on investments	0.08		0.23	0.22	(0.02)		(0.71)	0.01 (6)
Total from investment operations	0.28		0.61	0.53	0.14		(0.64)	0.06

Less distributions from:
Net investment income	(0.20)		(0.38)	(0.31)	(0.18)		(0.08)	(0.09)
Net realized gains	—		—	—	—		—	(0.07)
Return of capital	—		—	—	(0.00	) (7)	(0.06)	(0.04)
Total distributions	(0.20)		(0.38)	(0.31)	(0.18)		(0.14)	(0.20)

Paid-in-capital from redemption fees (1)	—		—	—	—		—	—
Net asset value, end of period/year	$10.46		$10.38	$10.15	$9.93		$9.97	$10.75

Total return (2)	2.77	% (8)	6.06%	5.35%	1.46%		(6.02)%	0.65%

Net assets, at end of period/year (000s)	$181,229		$145,867	$121,701	$88,666		$152,546	$144,089

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.60	% (9)	0.60%	0.69%	0.71%		0.64%	0.66%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.48	% (9)	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment income to average net assets (4)(5)	3.89	% (9)	3.71%	3.10%	1.68%		0.64%	0.49%
Portfolio Turnover Rate	1	% (8)	7%	33%	34%		48%	72%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) .. The Trust currently consists of thirty-five series. These financial statements include the following series: Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and the Eventide Limited-Term Bond Fund (each a “Fund” or collectively the “Funds”). Each Fund except Eventide Exponential Technologies Fund is a diversified series of the Trust. Eventide Exponential Technologies Fund is a non-diversified series of the Trust. The Funds’ investment adviser is Eventide Asset Management, LLC (the “Adviser”).

Eventide Balanced Fund commenced operations on July 15, 2015. The Fund’s investment objective is current income while maintaining the potential for capital appreciation.

Eventide Core Bond Fund commenced operations on July 31, 2020. The Fund’s investment objective is total return consistent with income generation.

Eventide Dividend Growth Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend growth and long term capital appreciation. The Fund’s secondary objective is dividend income.

Eventide Exponential Technologies Fund commenced operations on June 30, 2020. The Fund’s investment objective is long-term capital appreciation.

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is long-term capital appreciation.

Eventide Large Cap Focus Fund commenced operations on June 30, 2022. The Fund’s investment objective is long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as Class I shares equal in value to the Class C shares owned by that shareholder. The Fund’s investment objective is income.

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager(s) of the Funds and the Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including ASU 2013-08.

a)     Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these Procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of December 31, 2025 for the Funds’ assets measured at fair value:

Eventide Balanced Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$193,899,509	$—	$—	$193,899,509
Asset Backed Securities (a)	—	4,551,124	—	4,551,124
Collateralized Mortgage Obligations (a)	—	1,918,427	—	1,918,427
Corporate Bonds (a)	—	85,502,550	—	85,502,550
Municipal Bonds (a)	—	15,687,616	—	15,687,616
U.S. Government & Agencies (a)	—	72,326,722	—	72,326,722
Short-Term Investments	118,974	—	—	118,974
Total	$194,018,483	$179,986,439	$—	$374,004,922

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Eventide Core Bond Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$3,761,259	$—	$3,761,259
Corporate Bonds (a)	—	77,742,493	1,000,000	78,742,493
Municipal Bonds (a)	—	12,174,705	—	12,174,705
U.S. Government & Agencies (a)	—	63,019,229	—	63,019,229
Total	$—	$156,697,686	$1,000,000	$157,697,686

Eventide Dividend Growth Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,139,197,286	$—	$—	$1,139,197,286
Short-Term Investments	119,360	—	—	119,360
Total	$1,139,316,646	$—	$—	$1,139,316,646

Eventide Exponential Technologies Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$89,094,876	$—	$—	$89,094,876
Corporate Bonds (a)	—	749,017	—	749,017
Short-Term Investments	13,381	—	—	13,381
Total	$89,108,257	$749,017	$—	$89,857,274

Eventide Gilead Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$2,788,632,442	$—	$—	$2,788,632,442
Contingent Value Rights (a)	—	—	4,663,883	4,663,883
Corporate Bonds (a)	—	25,845,999	8,000,000	33,845,999
Short-Term Investments	5,556,440	—	—	5,556,440
Total	$2,794,188,882	$25,845,999	$12,663,883	$2,832,698,764

Eventide Healthcare & Life Sciences Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,581,362,276	$—	$—	$1,581,362,276
Contingent Value Rights (a)	—	—	5,652,814	5,652,814
Private Investments (a)	—	—	49,346,623	49,346,623
Convertible Bonds (a)	—	—	242,533	242,533
Warrant (a)	—	—	3,261,956	3,261,956
Short-Term Investments	3,628,600	—	—	3,628,600
Total	$1,584,990,876	$—	$58,503,926	$1,643,494,802

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Eventide Large Cap Focus Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$172,984,296	$—	$—	$172,984,296
Total	$172,984,296	$—	$—	$172,984,296

Eventide Limited-Term Bond Fund

Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$4,110,928	$—	$4,110,928
Corporate Bonds (a)	—	136,645,683	1,000,000	137,645,683
Municipal Bonds (a)	—	6,295,669	—	6,295,669
U.S. Government & Agencies (a)	—	53,876,732	—	53,876,732
Total	$—	$200,929,012	$1,000,000	$201,929,012

(a)	For a detailed break-out of investments by security classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Core Bond Fund

	Corporate Bonds	Total
Beginning balance 6/30/2025	$—	$—
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	1,000,000	1,000,000
Proceeds from sales	—	—
Non-taxable merger	—	—
Dividend reinvest	—	—
Net transfers in/out of level 3*	—	—
Ending balance 12/31/2025	$1,000,000	$1,000,000

Eventide Gilead Fund

	Contingent
	Value Rights	Corporate Bonds	Total
Beginning balance 6/30/2025	$4,493,951	$5,000,000	$9,493,951
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	169,932	—	169,932
Cost of purchases	—	8,000,000	8,000,000
Proceeds from sales	—	—	—
Corporate action	—	—	—
Dividend reinvest	—	—	—
Net transfers in/out of level 3	—	(5,000,000)	(5,000,000)
Ending balance 12/31/2025	$4,663,883	$8,000,000	$12,663,883

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Eventide Healthcare & Life Sciences Fund

	Contingent	Private	Convertible
	Value Rights	Investments	Bonds	Warrants	Total
Beginning balance 6/30/2025	$1,725,025	$39,379,883	$242,533	$—	$41,347,441
Total realized gain (loss)	—	(14,535,086)	—	—	(14,535,086)
Change in unrealized appreciation (depreciation)	65,229	24,966,761	—	—	25,031,990
Cost of purchases	—	7,999,983	—	—	7,999,983
Proceeds from sales	—	—	—	—	—
Corporate action	3,862,560	(8,464,918)	—	3,261,956	(1,340,402)
Dividend reinvest	—	—	—	—	—
Net transfers in/out of level 3	—	—	—	—	—
Ending balance 12/31/2025	$5,652,814	$49,346,623	$242,533	$3,261,956	$58,503,926

Eventide Limited-Term Bond Fund

	Corporate Bonds	Total
Beginning balance 6/30/2025	$—	$—
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	1,000,000	1,000,000
Proceeds from sales	—	—
Corporate action	—	—
Dividend reinvest	—	—
Net transfers in/out of level 3	—	—
Ending balance 12/31/2025	$1,000,000	$1,000,000

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investments were as follows:

Fund	Description	Valuation Technique(s)	Unobservable Input	Input	Impact to Valuation from an increase in InputA
Eventide Core Bond Fund Eventide Gilead Fund Eventide Limited-Term Bond Fund	CI Credit GP LLC 5.5% 12/15/30	Market Approach	Recent transaction price	$100.00	Increase
Eventide Gilead Fund	Vision Fund International 5.1% 12/15/29	Market Approach	Recent transaction price	$100.00	Increase
Eventide Healthcare & Life Sciences Fund	Avalyn Pharma Inc. Series C1, Avalyn Pharma Inc. Series D1	Market Approach	Recent transaction price	$0.80	Increase
Eventide Healthcare & Life Sciences Fund	BioSplice Therapeutics, Inc. Series, B-1, BioSplice Therapeutics, Inc. Series C PIK BioSplice Series C Warrant	Cash Value	Cash	$8.1M	Increase
Eventide Healthcare & Life Sciences Fund	Casma Therapeutics, Inc. Series B1, Casma Therapeutics, Inc. Series B2, Casma Therapeutics, Inc. Series C1, Casma Therapeutics, Inc. Series C2	Discount	Discount, Recent transaction price	83%, $0.46	Decrease, Increase
Eventide Healthcare & Life Sciences Fund	Evida BioSciences, Inc.	Discount	Discount, Recent transaction price	$57.8M, 38%	Decrease, Increase

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Fund	Description	Valuation Technique(s)	Unobservable Input	Input	Impact to Valuation from an increase in InputA
Eventide Healthcare & Life Sciences Fund	Flare Therapeutics, Inc. Series A, Flare Therapeutics, Inc. Series A2, Flare Therapeutics, Inc. Series B	Probability- Weighted Expected Return	Revenue, Revenue multiple, Recovery multiple, Strategic sale, IPO, Downside, Dissolution	$1B, 9x-12x, 50%-75%, 1.8%, 1.8%, 1.8%, 94.7%	Increase, Increase, Increase, Increase, Increase, Decrease, Decrease
Eventide Healthcare & Life Sciences Fund	Freenome Holdings, Inc. Series D, Freenome Holdings, Inc. Series F	Market Approach	Recent transaction price	$725M	Increase
Eventide Healthcare & Life Sciences Fund	Goldfinch Biopharma, Inc. Series A, Goldfinch Biopharma, Inc. Series B, Goldfinch Biopharma, Inc. Series B2	Residual Value	Net assets	$12.1M	Increase
Eventide Healthcare & Life Sciences Fund	Kardigan, Inc. Series B	Market Approach	Recent transaction price	$21.37	Increase
Eventide Healthcare & Life Sciences Fund	Kardium, Inc. Series D8	Market Approach	Recent transaction price	$0.65	Increase
Eventide Healthcare & Life Sciences Fund	Kojin Therapeutics, Inc. Series A-1, Kojin Therapeutics, Inc. Series A-2	Residual Value	Net assets	$0	Increase
Eventide Healthcare & Life Sciences Fund	Metsera - CRV	Present Value	Discount rate, Probability of Success, Milestone	12%, 65%-80%, $4.60-$9.65 per share	Decrease, Increase, Increase
Eventide Healthcare & Life Sciences Fund	Ovid Therapeutics Inc. Series A Warrant Ovid Therapeutics Inc. Series B Warrant	Option Pricing Model	Probability of Success	45%	Increase
Eventide Gilead Fund Eventide Healthcare & Life Sciences Fund	Peloton Therapeutics, Inc. - CRV	Present Value	Discount rate, Probability of success, Milestone	10%, 0%-100%, $50M-$1.1B	Decrease, Increase, Increase

A	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The total change in unrealized appreciation or depreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2025, was $169,932 and $25,031,990 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b)      Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

The Adviser may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the portfolio manager believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The notional value of the derivative instruments outstanding as of December 31, 2025 as disclosed in the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

c)     Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d)     Federal Income Tax – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

e)     Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Each Fund typically distributes substantially all its net investment income in the form of dividends, interest and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains, interest and dividend income. Each Fund may make distributions (after any reductions for capital loss carry forwards) annually except for the Eventide Balanced Fund and Eventide Limited-Term Bond Fund, which are monthly, and the Eventide Dividend Growth Fund and Eventide Core Bond Fund, which are quarterly.

f)     Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g)     Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

h)     Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)     Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)     Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds applies only to purchases of $250,000 or more and applies to shares sold within 18 months of purchase. The maximum deferred sales charge of 1.00% on Class C shares applies to shares sold within 12 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2025, there were the following redemption fees paid to the Funds and CDSC fees paid to the distributor:

		CDSC Fees
Fund	Redemption Fees	Class A	Class C
Eventide Balanced Fund	$—	$—	$276
Eventide Core Bond Fund	—	—	18
Eventide Dividend Growth Fund	—	—	550
Eventide Exponential Technologies Fund	—	—	4
Eventide Gilead Fund	—	—	265
Eventide Healthcare & Life Sciences Fund	—	—	347
Eventide Large Cap Focus Fund	—	—	6
Eventide Limited-Term Bond Fund	—	—	19

k)     Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

		Proceeds From Sales of
Fund	Purchases of Securities	Securities
Eventide Balanced Fund	$69,932,457	$74,437,793
Eventide Core Bond Fund	28,327,334	21,267,789
Eventide Dividend Growth Fund	261,511,844	308,745,792
Eventide Exponential Technologies Fund	59,112,613	73,440,532
Eventide Gilead Fund	261,387,424	513,421,747
Eventide Healthcare & Life Sciences Fund	761,868,542	822,536,078
Eventide Large Cap Focus Fund	29,376,193	21,435,592
Eventide Limited-Term Bond Fund	52,047,592	2,592,113

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”). Boyd Watterson Asset Management, LLC serves as sub-adviser to the Eventide Limited-Term Bond Fund, the Eventide Core Bond Fund, and a portion of the Eventide Balanced Fund’s portfolio. Under the terms of the Advisory Agreement, the Adviser directs the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Adviser provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. The fees paid by the Funds to the Adviser are described in greater detail below. The Adviser pays expenses incurred by it in connection with acting as investment adviser to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement).

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

The Adviser pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended December 31, 2025, advisory fees before the waivers and reimbursements described below.

Fund	Advisory Fees
Eventide Balanced Fund	$1,171,250
Eventide Core Bond Fund	261,788
Eventide Dividend Growth Fund	4,423,542
Eventide Exponential Technologies Fund	474,576
Eventide Gilead Fund	14,378,302
Eventide Healthcare & Life Sciences Fund	7,767,275
Eventide Large Cap Focus Fund	639,596
Eventide Limited-Term Bond Fund	282,579

Each Fund is authorized to pay the Adviser an annual fee based on its average daily net assets. The advisory fee is paid monthly. The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at a certain level through October 31, 2026. This agreement may be terminated by the Board only on 60 days’ written notice to the Adviser and upon the termination of the Advisory Agreement between the Trust and the Adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

The following table lists the contractual advisory fee and the expense limitation for each Fund.

Fund	Contractual Advisory Fee	Expense Limitation
Eventide Balanced Fund	0.60%	Class N:	1.02%
		Class A:	1.07%
		Class C:	1.82%
		Class I:	0.82%

Eventide Core Bond Fund	0.34%	Class N:	0.68%	^
		Class A:	0.73%	^
		Class C:	1.48%	^
		Class I:	0.48%	^

Eventide Dividend Growth Fund	0.73%	Class N:	1.15%
		Class A:	1.20%
		Class C:	1.95%
		Class I:	0.95%

Eventide Exponential Technologies Fund	0.95%*	Class N:	1.55%	^
		Class A:	1.60%	^
		Class C:	2.35%	^
		Class I:	1.35%	^

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Fund	Contractual Advisory Fee	Expense Limitation
Eventide Gilead Fund	1.00% of the first $2 billion;	Class N:	1.62%
	0.95% on the next $1 billion;	Class A:	1.67%
	0.90% on the next $1 billion;	Class C:	2.42%
	and 0.85% thereafter	Class I:	1.42%

Eventide Healthcare & Life Sciences Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Large Cap Focus Fund	0.73%	Class N:	1.14%
		Class A:	1.19%
		Class C:	1.94%
		Class I:	0.94%

Eventide Limited-Term Bond Fund	0.31%	Class N:	0.65%	^
		Class A:	0.70%	^
		Class C:	1.45%	^
		Class I:	0.45%	^

*	Effective September 1, 2025, the contractual advisory fee of the Exponential Technologies Fund changed from 1.10% to 0.95%.

^	Effective September 1, 2025, the expense limitations of Core Bond Fund, Exponential Technologies Fund and Limited-Term Bond Fund changed.

For the six months ended December 31, 2025, the Adviser waived the following amounts.

Fund	Waived Amount
Eventide Balanced Fund	$—
Eventide Core Bond Fund	129,597
Eventide Dividend Growth Fund	—
Eventide Exponential Technologies Fund	28,634
Eventide Gilead Fund	—
Eventide Healthcare & Life Sciences Fund	—
Eventide Large Cap Focus Fund	161,871
Eventide Limited-Term Bond Fund	105,392

As of December 31, 2025, the Adviser has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2026	2027	2028
Eventide Balanced Fund	$276,044	$236,729	$—
Eventide Core Bond Fund	164,775	131,361	143,748
Eventide Dividend Growth Fund	249,595	97,498	—
Eventide Exponential Technologies Fund	69,721	68,862	112,235
Eventide Large Cap Focus Fund	107,732	101,331	280,014
Eventide Limited-Term Bond Fund	243,710	202,441	76,975

The Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund do not have any expenses previously waived by the Adviser that are subject to recapture and did not waive any further expenses during the sixth months ended December 31, 2025.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), MFund provides the Funds with management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Adviser): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration fees/Management service fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and ..0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

Amounts due to MFund for chief compliance officer services as of December 31, 2025 are shown in the Statement of Assets and Liabilities under “Compliance officer fees payable,” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund and the investment advisers to other series of the Trust and is not paid any fees directly by the Trust for serving in such capacities. Trustees who are not “interested persons” as that term is defined in the 1940 Act are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, the Chairman of the Trust’s Audit Committee and the Chairman of the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust’s officers are not paid any fees directly by the Trust for serving in such capacity except for the chief compliance officer.

The Trust has adopted a Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and the Adviser for distribution related expenses.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

For the six months ended December 31, 2025, the Distributor received the following in underwriter commissions from the sale of Class A and Class C shares.

Underwriter
Fund	Commissions
Eventide Balanced Fund	$17,307
Eventide Core Bond Fund	3,214
Eventide Dividend Growth Fund	26,930
Eventide Exponential Technologies Fund	2,136
Eventide Gilead Fund	37,085
Eventide Healthcare & Life Sciences Fund	11,487
Eventide Large Cap Focus Fund	9,267
Eventide Limited-Term Bond Fund	1,789

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The following table represents aggregate cost for federal tax purposes, including options written, for the Funds as of December 31, 2025 and differs from market value by net unrealized appreciation/depreciation which consisted of:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	purposes	Appreciation	Depreciation	App/Dep
Eventide Balanced Fund	$331,428,506	$48,491,060	$(8,152,658)	$40,338,402
Eventide Core Bond Fund	157,913,071	2,322,985	(2,893,260)	(570,275)
Eventide Dividend Growth Fund	937,456,983	220,857,970	(29,272,887)	191,585,083
Eventide Exponential Technologies Fund	69,592,138	22,950,244	(3,173,370)	19,776,874
Eventide Gilead Fund	1,447,553,441	1,387,877,509	(48,759,349)	1,339,118,160
Eventide Healthcare & Life Sciences Fund	1,159,601,367	567,863,715	(89,470,572)	478,393,143
Eventide Large Cap Focus Fund	146,779,283	29,271,273	(5,418,097)	23,853,176
Eventide Limited-Term Bond Fund	199,649,540	2,677,026	(427,074)	2,249,952

The tax character of fund distributions for the years ended June 30, 2025, and June 30, 2024, was as follows:

For the year ended June 30, 2025:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$7,525,036	$—	$—	$7,525,036
Eventide Core Bond Fund	6,153,710	—	—	6,153,710
Eventide Dividend Growth Fund	6,543,574	510,057	—	7,053,631
Eventide Gilead Fund	—	37,480,805	—	37,480,805
Eventide Large Cap Focus Fund	2,551,278	2,898,158	—	5,449,436
Eventide Limited-Term Bond Fund	5,639,759	—	—	5,639,759

For the year ended June 30, 2024:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$5,888,612	$—	$—	$5,888,612
Eventide Core Bond Fund	3,769,367	—	—	3,769,367
Eventide Dividend Growth Fund	3,699,013	—	—	3,699,013
Eventide Limited-Term Bond Fund	4,104,125	—	—	4,104,125

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

As of June 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Eventide Balanced Fund	$15,304	$12,877,773	$—	$—	$—	$41,267,594	$54,160,671
Eventide Core Bond Fund	150,222	—	—	(15,185,022)	—	(2,167,035)	(17,201,835)
Eventide Dividend Growth Fund	—	28,654,745	—	—	—	201,748,764	230,403,509
Eventide Exponential Technologies Fund	—	—	(600,378)	(46,820,367)	(167,762)	28,776,666	(18,811,841)
Eventide Gilead Fund	—	272,348,115	(19,524,674)	—	—	1,183,947,716	1,436,771,157
Eventide Healthcare & Life Sciences Fund	—	—	(142,795,526)	(7,762,214)	—	162,472,468	11,914,728
Eventide Large Cap Focus Fund	78,231	697,236	—	—	—	21,167,106	21,942,573
Eventide Limited-Term Bond Fund	94,711	—	—	(8,990,663)	—	947,760	(7,948,192)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for C-Corporation return of capital. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Eventide Exponential Technologies Fund	$600,378
Eventide Gilead Fund	19,524,674
Eventide Healthcare & Life Sciences Fund	22,140,674

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Eventide Healthcare & Life Sciences Fund	$120,654,852

At June 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized prior year capital loss carry forwards, as follows:

	Non-Expiring
				CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Eventide Balanced Fund	$—	$—	$—	$10,658,695
Eventide Core Bond Fund	4,395,821	10,789,201	15,185,022	—
Eventide Dividend Growth Fund	—	—	—	29,982,579
Eventide Exponential Technologies Fund	46,820,367	—	46,820,367	7,342,357
Eventide Gilead Fund	—	—	—	37,418,371
Eventide Healthcare & Life Sciences Fund	7,762,214	—	7,762,214	20,199,862
Eventide Large Cap Focus Fund	—	—	—	—
Eventide Limited-Term Bond Fund	2,137,661	6,853,002	8,990,663	—

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

As of the fiscal year ended June 30, 2025, permanent book and tax differences resulted in reclassifications between Paid in Capital and Accumulated Earnings/(Losses) for certain Funds. These reclasses are primarily attributable to net operating losses, distributions in excess, and the use of tax equalization credits, which is applying earnings and profits credited to redeeming shareholders redemptions to the Funds Dividends Paid Deduction for income tax purposes. For the fiscal year ended June 30, 2025, the total reclassifications are as follows:

		Accumulated
Fund	Paid In Capital	Earnings (Losses)
Eventide Balanced Fund	$1,028,405	$(1,028,405)
Eventide Core Bond Fund	—	—
Eventide Dividend Growth Fund	1,813,634	(1,813,634)
Eventide Exponential Technologies Fund	(1,402,242)	1,402,242
Eventide Gilead Fund	17,407,033	(17,407,033)
Eventide Healthcare & Life Sciences Fund	—	—
Eventide Large Cap Focus Fund	370,311	(370,311)
Eventide Limited-Term Bond Fund	—	—

(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2025 are noted in the Funds’ Schedule of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund

							Net Increase/
		Share Balance				Dividends	Decrease in		Market Value at	Share Balance
	Market Value at	at June 30,				Credited to	Appreciation	Realized Gains	December 31,	at December 31,
Description	June 30, 2025	2025	Purchases	Sales Proceeds	Corporate Actions	Income	(Depreciation)	(Losses)	2025	2025
Beta Bionics, Inc.	$40,275,202	2,766,154	$—	$—	$—	$—	$44,009,510	$—	$84,284,712	2,766,154
Total	$40,275,202	$2,766,154	$—	$—	$—	$—	$44,009,510	$—	$84,284,712	$2,766,154

Eventide Healthcare & Life Sciences Fund

							Net Increase/
						Dividends	Decrease in		Market Value at	Share Balance
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	December 31,	at December 31,
Description	June 30, 2025	June 30, 2025	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2025	2025
Beta Bionics, Inc.	$25,751,457	1,768,644	$—	$—	$—	$—	$28,139,126	$—	$53,890,583	1,768,644
Casma Therapeutics, Inc. Series B1	349,500	5,000,000	—	—	—	—	52,425	—	401,925	5,000,000
Casma Therapeutics, Inc. Series B2	349,500	5,000,000	—	—	—	—	52,425	—	401,925	5,000,000
Casma Therapeutics, Inc. Series C1	127,247	1,820,413	—	—	—	—	19,087	—	146,334	1,820,413
Casma Therapeutics, Inc. Series C2	173,344	2,479,882	—	—	—	—	26,001	—	199,345	2,479,882
Evida BioSciences, Inc.	702,261	1,017,770	—	—	—	—	278,564	—	980,825	1,017,770
Goldfinch Biopharma, Inc. Series A	—	5,000,000	—	—	—	—	—	—	—	5,000,000
Goldfinch Biopharma, Inc. Series B	—	8,474,576	—	—	—	—	971,649	—	971,649	8,474,576
Goldfinch Biopharma, Inc. Series B2	—	4,237,288	—	—	—	—	485,824	—	485,824	4,237,288
TOTAL	$27,453,309	34,798,573	$—	$—	$—	$—	$30,025,101	$—	$57,478,410	34,798,573

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2025, the Eventide Core Bond Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Limited-Term Bond Fund were invested in the following restricted securities:

Eventide Core Bond Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
CI Credit GP, LLC, 5.5000%, 12/15/30	12/15/2025	1,000,000	$1,000,000	$1,000,000	0.6%
Hope Global Investments, 4.6000%, 10/10/28	11/15/2024	750,000	750,000	741,233	0.5%
Hope Global Investments, 5.0000%, 9/11/29	9/2/2025	500,000	500,000	494,738	0.3%

Eventide Exponential Technologies Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.0000%, 12/01/28	12/1/2025	750,000	$750,000	$749,017	0.8%

Eventide Gilead Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Beta Bionics, Inc.	8/31/2018	2,766,154	$46,787,158	$84,284,712	2.9%
CI Credit GP, LLC, 5.0000%, 12/15/30	12/15/2025	3,000,000	3,000,000	3,000,000	0.1%
Hope Global International, 4.0000%, 01/07/28	12/28/2023	2,000,000	2,000,000	1,967,882	0.1%
Peloton Therapeutics, Inc. - CVR	2/14/2019	3,982,940	—	4,663,883	0.2%
Vision Fund International, 3.223% 12/15/2026	12/16/2021	5,000,000	5,000,000	4,927,330	0.2%
Vision Fund International, 4.7500% 03/31/2028	9/30/2025	5,000,000	5,000,000	4,980,030	0.3%
Vision Fund International, 5.0000% 12/01/2028	12/1/2025	5,000,000	5,000,000	4,993,445	0.2%
Vision Fund International, 5.0000% 06/01/2029	12/1/2025	4,000,000	4,000,000	3,977,312	0.1%
Vision Fund International, 5.1000% 12/15/2029	12/15/2025	5,000,000	5,000,000	5,000,000	0.2%
Vision Fund International, 5.5000% 06/30/2028	6/30/2025	5,000,000	5,000,000	5,000,000	0.2%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Eventide Healthcare & Life Sciences Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Avalyn Pharma Inc. Series C1	9/25/2023	20,482,289	$15,000,000	$16,310,047	1.0%
Avalyn Pharma Inc. Series D1	4/25/2025	4,060,259	3,233,184	3,233,184	0.2%
Beta Bionics, Inc.	8/31/2018	1,768,644	30,258,115	53,890,583	3.2%
BioSplice Therapeutics, Inc. Series B-1	3/5/2021	295,276	15,000,021	—	0.0%
BioSplice Therapeutics, Inc. Series C PIK, 1.5000%, 03/12/26	5/2/2023	3,500,000	3,500,000	242,533	0.0%
Biosplice Therapeutics, Inc. Series C Warrant	5/2/2023	111,191	—	—	0.0%
Casma Therapeutics, Inc. Series B1	8/26/2020	5,000,000	3,750,000	401,925	0.0%
Casma Therapeutics, Inc. Series B2	6/7/2021	5,000,000	3,750,000	401,925	0.0%
Casma Therapeutics, Inc. Series C1	7/6/2022	1,820,413	837,390	146,334	0.0%
Casma Therapeutics, Inc. Series C2	1/31/2023	2,479,882	1,140,746	199,345	0.0%
Evida BioSciences, Inc.	12/31/2020	1,017,770	702,262	980,825	0.1%
Flare Therapeutics, Inc. Series A	4/22/2021	1,097,561	1,097,561	1,503,659	0.1%
Flare Therapeutics, Inc. Series A2	5/31/2022	902,439	902,439	1,236,342	0.1%
Flare Therapeutics, Inc. Series B	2/1/2023	1,952,962	2,349,999	2,870,854	0.2%
Freenome Holdings, Inc. Series D	11/22/2021	930,436	6,999,994	2,276,949	0.1%
Freenome Holdings, Inc. Series F	1/26/2024	133,941	990,984	327,778	0.0%
Goldfinch Biopharma, Inc. Series A	3/15/2019	5,000,000	5,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B	6/29/2020	8,474,576	10,000,000	971,649	0.1%
Goldfinch Biopharma, Inc. Series B2	3/21/2022	4,237,288	5,000,000	485,824	0.0%
Kardigan, Inc. Series B	10/9/2025	374,442	7,999,983	7,999,983	0.5%
Kardium Inc. Series D-8	6/6/2025	15,450,219	10,000,000	10,000,000	0.6%
Kojin Therapeutics, Inc. Series A-1	6/2/2021	763,319	1,499,998	—	0.0%
Kojin Therapeutics, Inc. Series A-2	1/28/2022	763,319	1,499,998	—	0.0%
Metsera, Inc. - CVR	11/14/2025	396,160	8,620,487	3,862,560	0.2%
OVID Therapeutics, Inc. Series A Warrants	10/3/2025	2,856,666	—	1,863,975	0.1%
OVID Therapeutics, Inc. Series B Warrants	10/3/2025	2,142,500	—	1,397,981	0.1%
OVID Therapeutics, Inc.	10/3/2025	4,285,000	5,999,000	6,984,550	0.4%
Peloton Therapeutics, Inc. - CVR	2/14/2019	1,528,871	—	1,790,254	0.1%

Eventide Limited-Term Bond Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
CI Credit GP, LLC, 5.5000%, 12/15/30	12/15/2025	1,000,000	$1,000,000	$1,000,000	0.5%
Hope Global Investments, 4.6000%, 10/10/28	11/15/2024	750,000	750,000	741,233	0.4%
Hope Global Investments, 5.0000%, 09/11/29	9/2/2025	500,000	500,000	494,738	0.2%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

(7)	SECTOR EXPOSURE RISK

The Eventide Exponential Technologies Fund invests primarily in equity and equity-related securities of companies that the Adviser believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends. The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology, e-commerce discretionary, internet media and services, healthcare technology, healthcare devices, or transaction and payment processing services industries. Because of its focus on technology companies, the Eventide Exponential Technologies Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Exponential Technologies Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)	MARKET RISK

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; tariffs and trade wars; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

(10)	LINE OF CREDIT

Effective January 22, 2025, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”), that is set to expire on January 21, 2026. Borrowings under the Uncommitted Line bear an interest at Prime Rate minus 0% per month. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2025, none of the Funds accessed the line of credit.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

(11)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Charles Schwab & Co, Inc. for the Exclusive Benefit of Customers held 41.29%, 38.63%, and 26.90% of the Eventide Core Bond Fund, Eventide Exponential Technologies Fund, and Eventide Limited-Term Bond Fund, respectively. As of December 31, 2025, National Financial Services LLC held 41.46% of the Eventide Core Bond Fund. As of December 31, 2025, American Enterprise Investment Services held 32.08% of the Eventide Limited-Term Bond Fund.

(12)	ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09"), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

(13)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Eventide Funds
Additional Information (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement Not applicable.

Fund Proxy Voting Policies, Procedures and Summaries

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-771-3836 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 3/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 3/2/2026

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 3/2/2026